UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts  02199-8197

(Address of principal executive offices)    (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1.  Reports to Stockholders.

(a)  The Registrant’s Annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

LSAGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI All Country World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,529	$10,148
05/2016	$9,708	$10,160
06/2016	$9,755	$10,099
07/2016	$10,292	$10,534
08/2016	$10,368	$10,570
09/2016	$10,547	$10,634
10/2016	$10,170	$10,454
11/2016	$9,925	$10,533
12/2016	$9,974	$10,761
01/2017	$10,302	$11,055
02/2017	$10,630	$11,365
03/2017	$10,842	$11,504
04/2017	$11,276	$11,683
05/2017	$11,739	$11,941
06/2017	$11,759	$11,996
07/2017	$12,202	$12,331
08/2017	$12,241	$12,378
09/2017	$12,463	$12,617
10/2017	$12,617	$12,879
11/2017	$12,964	$13,129
12/2017	$13,141	$13,340
01/2018	$14,117	$14,093
02/2018	$13,549	$13,501
03/2018	$13,161	$13,212
04/2018	$13,141	$13,338
05/2018	$13,340	$13,355
06/2018	$13,390	$13,283
07/2018	$13,858	$13,683
08/2018	$13,988	$13,791
09/2018	$13,988	$13,851
10/2018	$12,832	$12,813
11/2018	$13,231	$13,000
12/2018	$12,227	$12,084
01/2019	$13,383	$13,039
02/2019	$13,872	$13,387
03/2019	$14,402	$13,556
04/2019	$15,037	$14,013
05/2019	$14,121	$13,182
06/2019	$15,152	$14,045
07/2019	$15,214	$14,087
08/2019	$14,860	$13,752
09/2019	$14,808	$14,042
10/2019	$14,891	$14,426
11/2019	$15,381	$14,778
12/2019	$15,921	$15,299
01/2020	$16,031	$15,130
02/2020	$14,974	$13,908
03/2020	$13,609	$12,030
04/2020	$15,184	$13,319
05/2020	$16,164	$13,898
06/2020	$17,166	$14,342
07/2020	$18,179	$15,101
08/2020	$19,533	$16,025
09/2020	$18,993	$15,508
10/2020	$18,905	$15,131
11/2020	$20,667	$16,996
12/2020	$21,497	$17,785
01/2021	$21,427	$17,705
02/2021	$21,871	$18,115
03/2021	$22,093	$18,598
04/2021	$23,069	$19,412
05/2021	$23,058	$19,714
06/2021	$23,643	$19,973
07/2021	$23,432	$20,111
08/2021	$24,251	$20,614
09/2021	$22,648	$19,763
10/2021	$23,175	$20,772
11/2021	$22,309	$20,271
12/2021	$22,696	$21,082
01/2022	$21,338	$20,047
02/2022	$20,470	$19,529
03/2022	$20,546	$19,952
04/2022	$17,972	$18,355
05/2022	$17,457	$18,377
06/2022	$16,438	$16,828
07/2022	$18,023	$18,003
08/2022	$17,356	$17,340
09/2022	$15,696	$15,680
10/2022	$15,910	$16,626
11/2022	$17,608	$17,916
12/2022	$16,768	$17,211
01/2023	$19,030	$18,444
02/2023	$18,231	$17,916
03/2023	$19,653	$18,468
04/2023	$19,612	$18,734
05/2023	$20,127	$18,533
06/2023	$21,265	$19,609
07/2023	$22,226	$20,327
08/2023	$21,061	$19,759
09/2023	$19,680	$18,942
10/2023	$18,976	$18,372
11/2023	$21,820	$20,068
12/2023	$22,781	$21,032
01/2024	$22,781	$21,155
02/2024	$24,271	$22,063
03/2024	$24,271	$22,756
04/2024	$22,930	$22,005
05/2024	$24,041	$22,899
06/2024	$25,098	$23,409
07/2024	$24,854	$23,786
08/2024	$25,883	$24,390
09/2024	$27,102	$24,957
10/2024	$26,682	$24,397
11/2024	$28,226	$25,309
12/2024	$27,847	$24,710
01/2025	$29,879	$25,540
02/2025	$28,958	$25,386
03/2025	$26,885	$24,383
04/2025	$27,576	$24,610
05/2025	$29,784	$26,025
06/2025	$31,328	$27,193
07/2025	$31,477	$27,562
08/2025	$32,439	$28,243
09/2025	$33,685	$29,266
10/2025	$33,888	$29,921
11/2025	$32,533	$29,917

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	15.26%	9.50%	13.67%
Class A with 5.75% MSCFootnote Reference1	8.64%	8.20%	12.98%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSAGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2025

TGG99A-1125

Class C

LSCGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$209	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,110	$10,148
05/2016	$10,290	$10,160
06/2016	$10,340	$10,099
07/2016	$10,890	$10,534
08/2016	$10,970	$10,570
09/2016	$11,150	$10,634
10/2016	$10,740	$10,454
11/2016	$10,470	$10,533
12/2016	$10,514	$10,761
01/2017	$10,851	$11,055
02/2017	$11,198	$11,365
03/2017	$11,412	$11,504
04/2017	$11,862	$11,683
05/2017	$12,341	$11,941
06/2017	$12,352	$11,996
07/2017	$12,811	$12,331
08/2017	$12,842	$12,378
09/2017	$13,066	$12,617
10/2017	$13,219	$12,879
11/2017	$13,577	$13,129
12/2017	$13,746	$13,340
01/2018	$14,767	$14,093
02/2018	$14,167	$13,501
03/2018	$13,746	$13,212
04/2018	$13,715	$13,338
05/2018	$13,925	$13,355
06/2018	$13,967	$13,283
07/2018	$14,441	$13,683
08/2018	$14,567	$13,791
09/2018	$14,557	$13,851
10/2018	$13,346	$12,813
11/2018	$13,746	$13,000
12/2018	$12,698	$12,084
01/2019	$13,903	$13,039
02/2019	$14,385	$13,387
03/2019	$14,932	$13,556
04/2019	$15,590	$14,013
05/2019	$14,615	$13,182
06/2019	$15,677	$14,045
07/2019	$15,732	$14,087
08/2019	$15,360	$13,752
09/2019	$15,294	$14,042
10/2019	$15,371	$14,426
11/2019	$15,864	$14,778
12/2019	$16,411	$15,299
01/2020	$16,515	$15,130
02/2020	$15,424	$13,908
03/2020	$14,008	$12,030
04/2020	$15,610	$13,319
05/2020	$16,620	$13,898
06/2020	$17,641	$14,342
07/2020	$18,662	$15,101
08/2020	$20,043	$16,025
09/2020	$19,475	$15,508
10/2020	$19,370	$15,131
11/2020	$21,169	$16,996
12/2020	$21,997	$17,785
01/2021	$21,910	$17,705
02/2021	$22,355	$18,115
03/2021	$22,565	$18,598
04/2021	$23,546	$19,412
05/2021	$23,522	$19,714
06/2021	$24,102	$19,973
07/2021	$23,880	$20,111
08/2021	$24,695	$20,614
09/2021	$23,040	$19,763
10/2021	$23,559	$20,772
11/2021	$22,682	$20,271
12/2021	$23,053	$21,082
01/2022	$21,668	$20,047
02/2022	$20,775	$19,529
03/2022	$20,829	$19,952
04/2022	$18,210	$18,355
05/2022	$17,677	$18,377
06/2022	$16,638	$16,828
07/2022	$18,236	$18,003
08/2022	$17,544	$17,340
09/2022	$15,852	$15,680
10/2022	$16,065	$16,626
11/2022	$17,757	$17,916
12/2022	$16,907	$17,211
01/2023	$19,168	$18,444
02/2023	$18,347	$17,916
03/2023	$19,787	$18,468
04/2023	$19,715	$18,734
05/2023	$20,234	$18,533
06/2023	$21,357	$19,609
07/2023	$22,307	$20,327
08/2023	$21,126	$19,759
09/2023	$19,730	$18,942
10/2023	$19,009	$18,372
11/2023	$21,846	$20,068
12/2023	$22,797	$21,032
01/2024	$22,783	$21,155
02/2024	$24,251	$22,063
03/2024	$24,237	$22,756
04/2024	$22,905	$22,005
05/2024	$24,015	$22,899
06/2024	$25,070	$23,409
07/2024	$24,827	$23,786
08/2024	$25,855	$24,390
09/2024	$27,073	$24,957
10/2024	$26,653	$24,397
11/2024	$28,196	$25,309
12/2024	$27,817	$24,710
01/2025	$29,846	$25,540
02/2025	$28,926	$25,386
03/2025	$26,856	$24,383
04/2025	$27,546	$24,610
05/2025	$29,751	$26,025
06/2025	$31,294	$27,193
07/2025	$31,443	$27,562
08/2025	$32,403	$28,243
09/2025	$33,648	$29,266
10/2025	$33,851	$29,921
11/2025	$32,498	$29,917

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	14.37%	8.67%	12.96%
Class C with 1.00% CDSCFootnote Reference1	13.37%	8.67%	12.96%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2025

TGG99C-1125

Class N

LSNGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$97	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI All Country World Index (Net)
03/2017	$10,000	$10,000
04/2017	$10,400	$10,156
05/2017	$10,835	$10,380
06/2017	$10,844	$10,427
07/2017	$11,261	$10,719
08/2017	$11,297	$10,760
09/2017	$11,510	$10,968
10/2017	$11,652	$11,195
11/2017	$11,980	$11,412
12/2017	$12,138	$11,596
01/2018	$13,047	$12,250
02/2018	$12,533	$11,736
03/2018	$12,165	$11,485
04/2018	$12,156	$11,594
05/2018	$12,340	$11,609
06/2018	$12,395	$11,546
07/2018	$12,827	$11,894
08/2018	$12,946	$11,988
09/2018	$12,955	$12,040
10/2018	$11,890	$11,137
11/2018	$12,257	$11,300
12/2018	$11,329	$10,504
01/2019	$12,407	$11,334
02/2019	$12,859	$11,637
03/2019	$13,360	$11,783
04/2019	$13,956	$12,181
05/2019	$13,100	$11,459
06/2019	$14,062	$12,209
07/2019	$14,120	$12,245
08/2019	$13,802	$11,954
09/2019	$13,745	$12,206
10/2019	$13,831	$12,540
11/2019	$14,293	$12,846
12/2019	$14,794	$13,298
01/2020	$14,906	$13,151
02/2020	$13,928	$12,089
03/2020	$12,655	$10,457
04/2020	$14,122	$11,577
05/2020	$15,048	$12,081
06/2020	$15,985	$12,467
07/2020	$16,921	$13,126
08/2020	$18,194	$13,930
09/2020	$17,695	$13,480
10/2020	$17,614	$13,153
11/2020	$19,273	$14,774
12/2020	$20,041	$15,460
01/2021	$19,976	$15,390
02/2021	$20,397	$15,746
03/2021	$20,614	$16,167
04/2021	$21,527	$16,874
05/2021	$21,516	$17,136
06/2021	$22,078	$17,362
07/2021	$21,883	$17,482
08/2021	$22,651	$17,919
09/2021	$21,159	$17,179
10/2021	$21,656	$18,056
11/2021	$20,856	$17,621
12/2021	$21,225	$18,326
01/2022	$19,959	$17,426
02/2022	$19,158	$16,976
03/2022	$19,228	$17,343
04/2022	$16,828	$15,955
05/2022	$16,352	$15,974
06/2022	$15,400	$14,627
07/2022	$16,886	$15,649
08/2022	$16,271	$15,073
09/2022	$14,703	$13,630
10/2022	$14,923	$14,452
11/2022	$16,503	$15,573
12/2022	$15,735	$14,960
01/2023	$17,851	$16,033
02/2023	$17,112	$15,573
03/2023	$18,452	$16,053
04/2023	$18,414	$16,284
05/2023	$18,902	$16,110
06/2023	$19,966	$17,045
07/2023	$20,880	$17,669
08/2023	$19,791	$17,175
09/2023	$18,502	$16,465
10/2023	$17,838	$15,970
11/2023	$20,530	$17,444
12/2023	$21,431	$18,282
01/2024	$21,444	$18,389
02/2024	$22,846	$19,178
03/2024	$22,858	$19,780
04/2024	$21,594	$19,128
05/2024	$22,645	$19,905
06/2024	$23,647	$20,348
07/2024	$23,421	$20,676
08/2024	$24,398	$21,201
09/2024	$25,550	$21,694
10/2024	$25,162	$21,207
11/2024	$26,626	$22,000
12/2024	$26,276	$21,479
01/2025	$28,191	$22,200
02/2025	$27,340	$22,066
03/2025	$25,387	$21,195
04/2025	$26,038	$21,392
05/2025	$28,141	$22,622
06/2025	$29,618	$23,638
07/2025	$29,756	$23,958
08/2025	$30,670	$24,550
09/2025	$31,859	$25,440
10/2025	$32,059	$26,009
11/2025	$30,782	$26,006

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	15.61%	9.82%	13.85%
MSCI All Country World Index (Net)	18.21%	11.97%	11.62%

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSNGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2025

TGG99N-1125

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,120	$10,148
05/2016	$10,310	$10,160
06/2016	$10,370	$10,099
07/2016	$10,930	$10,534
08/2016	$11,010	$10,570
09/2016	$11,200	$10,634
10/2016	$10,810	$10,454
11/2016	$10,550	$10,533
12/2016	$10,608	$10,761
01/2017	$10,957	$11,055
02/2017	$11,305	$11,365
03/2017	$11,541	$11,504
04/2017	$12,002	$11,683
05/2017	$12,504	$11,941
06/2017	$12,515	$11,996
07/2017	$12,996	$12,331
08/2017	$13,037	$12,378
09/2017	$13,273	$12,617
10/2017	$13,447	$12,879
11/2017	$13,816	$13,129
12/2017	$14,003	$13,340
01/2018	$15,053	$14,093
02/2018	$14,449	$13,501
03/2018	$14,035	$13,212
04/2018	$14,025	$13,338
05/2018	$14,237	$13,355
06/2018	$14,300	$13,283
07/2018	$14,798	$13,683
08/2018	$14,936	$13,791
09/2018	$14,936	$13,851
10/2018	$13,717	$12,813
11/2018	$14,131	$13,000
12/2018	$13,064	$12,084
01/2019	$14,307	$13,039
02/2019	$14,829	$13,387
03/2019	$15,395	$13,556
04/2019	$16,083	$14,013
05/2019	$15,107	$13,182
06/2019	$16,217	$14,045
07/2019	$16,283	$14,087
08/2019	$15,917	$13,752
09/2019	$15,850	$14,042
10/2019	$15,950	$14,426
11/2019	$16,483	$14,778
12/2019	$17,060	$15,299
01/2020	$17,189	$15,130
02/2020	$16,050	$13,908
03/2020	$14,594	$12,030
04/2020	$16,273	$13,319
05/2020	$17,342	$13,898
06/2020	$18,422	$14,342
07/2020	$19,502	$15,101
08/2020	$20,970	$16,025
09/2020	$20,394	$15,508
10/2020	$20,300	$15,131
11/2020	$22,202	$16,996
12/2020	$23,087	$17,785
01/2021	$23,012	$17,705
02/2021	$23,499	$18,115
03/2021	$23,748	$18,598
04/2021	$24,801	$19,412
05/2021	$24,788	$19,714
06/2021	$25,424	$19,973
07/2021	$25,200	$20,111
08/2021	$26,098	$20,614
09/2021	$24,365	$19,763
10/2021	$24,938	$20,772
11/2021	$24,028	$20,271
12/2021	$24,440	$21,082
01/2022	$22,981	$20,047
02/2022	$22,056	$19,529
03/2022	$22,137	$19,952
04/2022	$19,369	$18,355
05/2022	$18,820	$18,377
06/2022	$17,735	$16,828
07/2022	$19,436	$18,003
08/2022	$18,726	$17,340
09/2022	$16,931	$15,680
10/2022	$17,172	$16,626
11/2022	$18,994	$17,916
12/2022	$18,111	$17,211
01/2023	$20,550	$18,444
02/2023	$19,684	$17,916
03/2023	$21,243	$18,468
04/2023	$21,185	$18,734
05/2023	$21,748	$18,533
06/2023	$22,974	$19,609
07/2023	$24,028	$20,327
08/2023	$22,772	$19,759
09/2023	$21,286	$18,942
10/2023	$20,521	$18,372
11/2023	$23,624	$20,068
12/2023	$24,648	$21,032
01/2024	$24,663	$21,155
02/2024	$26,279	$22,063
03/2024	$26,279	$22,756
04/2024	$24,836	$22,005
05/2024	$26,048	$22,899
06/2024	$27,203	$23,409
07/2024	$26,928	$23,786
08/2024	$28,054	$24,390
09/2024	$29,382	$24,957
10/2024	$28,934	$24,397
11/2024	$30,623	$25,309
12/2024	$30,204	$24,710
01/2025	$32,412	$25,540
02/2025	$31,431	$25,386
03/2025	$29,194	$24,383
04/2025	$29,945	$24,610
05/2025	$32,355	$26,025
06/2025	$34,043	$27,193
07/2025	$34,202	$27,562
08/2025	$35,255	$28,243
09/2025	$36,626	$29,266
10/2025	$36,843	$29,921
11/2025	$35,371	$29,917

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	15.50%	9.76%	13.96%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Annual Shareholder Report

November 30, 2025

TGG99Y-1125

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$100	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$9,651	$10,000	$10,000
12/2015	$9,509	$9,968	$9,895
01/2016	$9,346	$10,105	$9,830
02/2016	$9,260	$10,177	$9,779
03/2016	$9,557	$10,270	$10,048
04/2016	$9,839	$10,309	$10,248
05/2016	$9,963	$10,312	$10,339
06/2016	$10,000	$10,497	$10,341
07/2016	$10,184	$10,564	$10,489
08/2016	$10,278	$10,552	$10,568
09/2016	$10,374	$10,545	$10,659
10/2016	$10,436	$10,465	$10,747
11/2016	$10,453	$10,217	$10,776
12/2016	$10,568	$10,232	$10,900
01/2017	$10,621	$10,252	$10,961
02/2017	$10,686	$10,321	$11,016
03/2017	$10,713	$10,315	$11,025
04/2017	$10,748	$10,395	$11,073
05/2017	$10,792	$10,475	$11,114
06/2017	$10,799	$10,464	$11,109
07/2017	$10,894	$10,509	$11,185
08/2017	$10,856	$10,604	$11,180
09/2017	$10,918	$10,553	$11,224
10/2017	$11,008	$10,559	$11,291
11/2017	$11,032	$10,546	$11,304
12/2017	$11,087	$10,594	$11,349
01/2018	$11,192	$10,472	$11,458
02/2018	$11,212	$10,373	$11,481
03/2018	$11,235	$10,439	$11,513
04/2018	$11,279	$10,362	$11,561
05/2018	$11,281	$10,436	$11,580
06/2018	$11,298	$10,423	$11,594
07/2018	$11,365	$10,425	$11,679
08/2018	$11,394	$10,492	$11,726
09/2018	$11,445	$10,425	$11,807
10/2018	$11,434	$10,342	$11,803
11/2018	$11,338	$10,404	$11,697
12/2018	$11,091	$10,595	$11,399
01/2019	$11,278	$10,708	$11,689
02/2019	$11,407	$10,701	$11,875
03/2019	$11,387	$10,907	$11,855
04/2019	$11,553	$10,910	$12,051
05/2019	$11,521	$11,103	$12,024
06/2019	$11,541	$11,243	$12,054
07/2019	$11,606	$11,268	$12,150
08/2019	$11,551	$11,560	$12,117
09/2019	$11,580	$11,498	$12,173
10/2019	$11,449	$11,533	$12,119
11/2019	$11,478	$11,527	$12,190
12/2019	$11,662	$11,519	$12,384
01/2020	$11,733	$11,740	$12,453
02/2020	$11,540	$11,952	$12,289
03/2020	$9,750	$11,881	$10,769
04/2020	$10,140	$12,093	$11,253
05/2020	$10,595	$12,149	$11,681
06/2020	$10,809	$12,225	$11,814
07/2020	$11,008	$12,408	$12,045
08/2020	$11,223	$12,308	$12,225
09/2020	$11,318	$12,301	$12,302
10/2020	$11,380	$12,246	$12,327
11/2020	$11,614	$12,366	$12,602
12/2020	$11,798	$12,383	$12,771
01/2021	$11,917	$12,295	$12,923
02/2021	$11,990	$12,117	$12,999
03/2021	$11,998	$11,966	$12,999
04/2021	$12,058	$12,060	$13,065
05/2021	$12,120	$12,100	$13,141
06/2021	$12,155	$12,185	$13,190
07/2021	$12,161	$12,321	$13,188
08/2021	$12,210	$12,297	$13,251
09/2021	$12,259	$12,191	$13,336
10/2021	$12,283	$12,188	$13,372
11/2021	$12,249	$12,224	$13,350
12/2021	$12,341	$12,192	$13,436
01/2022	$12,365	$11,930	$13,484
02/2022	$12,288	$11,797	$13,415
03/2022	$12,272	$11,469	$13,422
04/2022	$12,240	$11,034	$13,451
05/2022	$11,881	$11,105	$13,107
06/2022	$11,564	$10,931	$12,824
07/2022	$11,731	$11,198	$13,098
08/2022	$11,924	$10,881	$13,294
09/2022	$11,592	$10,411	$12,991
10/2022	$11,592	$10,276	$13,120
11/2022	$11,724	$10,654	$13,277
12/2022	$11,732	$10,606	$13,332
01/2023	$12,078	$10,932	$13,688
02/2023	$12,115	$10,650	$13,767
03/2023	$12,058	$10,920	$13,762
04/2023	$12,193	$10,987	$13,907
05/2023	$12,150	$10,867	$13,881
06/2023	$12,441	$10,828	$14,196
07/2023	$12,624	$10,821	$14,378
08/2023	$12,780	$10,751	$14,547
09/2023	$12,843	$10,478	$14,687
10/2023	$12,784	$10,313	$14,684
11/2023	$12,941	$10,780	$14,863
12/2023	$13,141	$11,193	$15,108
01/2024	$13,240	$11,162	$15,210
02/2024	$13,335	$11,004	$15,348
03/2024	$13,452	$11,106	$15,479
04/2024	$13,498	$10,825	$15,572
05/2024	$13,597	$11,009	$15,718
06/2024	$13,642	$11,113	$15,773
07/2024	$13,726	$11,373	$15,881
08/2024	$13,805	$11,536	$15,982
09/2024	$13,898	$11,690	$16,096
10/2024	$14,024	$11,401	$16,234
11/2024	$14,178	$11,521	$16,368
12/2024	$14,233	$11,333	$16,461
01/2025	$14,335	$11,393	$16,575
02/2025	$14,343	$11,643	$16,592
03/2025	$14,251	$11,648	$16,540
04/2025	$14,231	$11,693	$16,531
05/2025	$14,514	$11,610	$16,788
06/2025	$14,615	$11,788	$16,923
07/2025	$14,738	$11,757	$17,071
08/2025	$14,824	$11,898	$17,147
09/2025	$14,834	$12,028	$17,222
10/2025	$14,827	$12,103	$17,260
11/2025	$14,875	$12,178	$17,322

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class A at NAV	4.92%	5.07%	4.42%	4.81%
Class A with 3.50% MSCFootnote Reference1	1.24%	4.33%	4.05%	4.55%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

What did the Fund invest in? (% of Net Assets)

Industry Summary

Technology 15.2%
Consumer Cyclical Services 8.7%
Property & Casualty Insurance 8.1%
Healthcare 7.2%
Retailers 6.5%
Collateralized Loan Obligations 4.8%
Media Entertainment 4.4%
Cable Satellite 3.9%
Aerospace & Defense 3.6%
Brokerage 3.5%
Industrial Other 3.2%
Chemicals 3.2%
Building Materials 3.1%
Short-Term Investments 4.7%
Other investments less than 3% of net assets* 19.9%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2025

TLSFR99A-1125

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$10,000	$10,000	$10,000
12/2015	$9,835	$9,968	$9,895
01/2016	$9,660	$10,105	$9,830
02/2016	$9,565	$10,177	$9,779
03/2016	$9,866	$10,270	$10,048
04/2016	$10,152	$10,309	$10,248
05/2016	$10,285	$10,312	$10,339
06/2016	$10,307	$10,497	$10,341
07/2016	$10,489	$10,564	$10,489
08/2016	$10,580	$10,552	$10,568
09/2016	$10,673	$10,545	$10,659
10/2016	$10,741	$10,465	$10,747
11/2016	$10,741	$10,217	$10,776
12/2016	$10,852	$10,232	$10,900
01/2017	$10,901	$10,252	$10,961
02/2017	$10,961	$10,321	$11,016
03/2017	$10,982	$10,315	$11,025
04/2017	$11,011	$10,395	$11,073
05/2017	$11,050	$10,475	$11,114
06/2017	$11,050	$10,464	$11,109
07/2017	$11,141	$10,509	$11,185
08/2017	$11,094	$10,604	$11,180
09/2017	$11,151	$10,553	$11,224
10/2017	$11,237	$10,559	$11,291
11/2017	$11,252	$10,546	$11,304
12/2017	$11,301	$10,594	$11,349
01/2018	$11,402	$10,472	$11,458
02/2018	$11,415	$10,373	$11,481
03/2018	$11,433	$10,439	$11,513
04/2018	$11,470	$10,362	$11,561
05/2018	$11,465	$10,436	$11,580
06/2018	$11,476	$10,423	$11,594
07/2018	$11,537	$10,425	$11,679
08/2018	$11,558	$10,492	$11,726
09/2018	$11,603	$10,425	$11,807
10/2018	$11,584	$10,342	$11,803
11/2018	$11,479	$10,404	$11,697
12/2018	$11,221	$10,595	$11,399
01/2019	$11,404	$10,708	$11,689
02/2019	$11,516	$10,701	$11,875
03/2019	$11,501	$10,907	$11,855
04/2019	$11,662	$10,910	$12,051
05/2019	$11,622	$11,103	$12,024
06/2019	$11,635	$11,243	$12,054
07/2019	$11,693	$11,268	$12,150
08/2019	$11,629	$11,560	$12,117
09/2019	$11,651	$11,498	$12,173
10/2019	$11,512	$11,533	$12,119
11/2019	$11,521	$11,527	$12,190
12/2019	$11,712	$11,519	$12,384
01/2020	$11,775	$11,740	$12,453
02/2020	$11,574	$11,952	$12,289
03/2020	$9,766	$11,881	$10,769
04/2020	$10,164	$12,093	$11,253
05/2020	$10,602	$12,149	$11,681
06/2020	$10,811	$12,225	$11,814
07/2020	$11,003	$12,408	$12,045
08/2020	$11,212	$12,308	$12,225
09/2020	$11,299	$12,301	$12,302
10/2020	$11,354	$12,246	$12,327
11/2020	$11,582	$12,366	$12,602
12/2020	$11,758	$12,383	$12,771
01/2021	$11,869	$12,295	$12,923
02/2021	$11,935	$12,117	$12,999
03/2021	$11,936	$11,966	$12,999
04/2021	$11,988	$12,060	$13,065
05/2021	$12,042	$12,100	$13,141
06/2021	$12,070	$12,185	$13,190
07/2021	$12,067	$12,321	$13,188
08/2021	$12,095	$12,297	$13,251
09/2021	$12,150	$12,191	$13,336
10/2021	$12,166	$12,188	$13,372
11/2021	$12,125	$12,224	$13,350
12/2021	$12,194	$12,192	$13,436
01/2022	$12,224	$11,930	$13,484
02/2022	$12,140	$11,797	$13,415
03/2022	$12,117	$11,469	$13,422
04/2022	$12,077	$11,034	$13,451
05/2022	$11,714	$11,105	$13,107
06/2022	$11,407	$10,931	$12,824
07/2022	$11,551	$11,198	$13,098
08/2022	$11,748	$10,881	$13,294
09/2022	$11,399	$10,411	$12,991
10/2022	$11,405	$10,276	$13,120
11/2022	$11,514	$10,654	$13,277
12/2022	$11,513	$10,606	$13,332
01/2023	$11,847	$10,932	$13,688
02/2023	$11,891	$10,650	$13,767
03/2023	$11,827	$10,920	$13,762
04/2023	$11,937	$10,987	$13,907
05/2023	$11,887	$10,867	$13,881
06/2023	$12,165	$10,828	$14,196
07/2023	$12,337	$10,821	$14,378
08/2023	$12,481	$10,751	$14,547
09/2023	$12,535	$10,478	$14,687
10/2023	$12,469	$10,313	$14,684
11/2023	$12,615	$10,780	$14,863
12/2023	$12,810	$11,193	$15,108
01/2024	$12,906	$11,162	$15,210
02/2024	$12,998	$11,004	$15,348
03/2024	$13,113	$11,106	$15,479
04/2024	$13,157	$10,825	$15,572
05/2024	$13,254	$11,009	$15,718
06/2024	$13,298	$11,113	$15,773
07/2024	$13,380	$11,373	$15,881
08/2024	$13,457	$11,536	$15,982
09/2024	$13,548	$11,690	$16,096
10/2024	$13,671	$11,401	$16,234
11/2024	$13,820	$11,521	$16,368
12/2024	$13,874	$11,333	$16,461
01/2025	$13,974	$11,393	$16,575
02/2025	$13,981	$11,643	$16,592
03/2025	$13,892	$11,648	$16,540
04/2025	$13,872	$11,693	$16,531
05/2025	$14,148	$11,610	$16,788
06/2025	$14,247	$11,788	$16,923
07/2025	$14,367	$11,757	$17,071
08/2025	$14,450	$11,898	$17,147
09/2025	$14,460	$12,028	$17,222
10/2025	$14,453	$12,103	$17,260
11/2025	$14,500	$12,178	$17,322

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class C at NAV	4.13%	4.28%	3.79%	4.37%
Class C with 1.00% CDSCFootnote Reference1	3.15%	4.28%	3.79%	4.37%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2025

TLSFR99C-1125

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$70	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
03/2017	$10,000	$10,000	$10,000
04/2017	$10,034	$10,077	$10,044
05/2017	$10,079	$10,155	$10,080
06/2017	$10,098	$10,145	$10,076
07/2017	$10,179	$10,188	$10,145
08/2017	$10,145	$10,280	$10,141
09/2017	$10,217	$10,231	$10,181
10/2017	$10,293	$10,237	$10,241
11/2017	$10,328	$10,223	$10,253
12/2017	$10,372	$10,270	$10,294
01/2018	$10,483	$10,152	$10,393
02/2018	$10,494	$10,056	$10,414
03/2018	$10,518	$10,120	$10,443
04/2018	$10,561	$10,045	$10,486
05/2018	$10,566	$10,117	$10,504
06/2018	$10,585	$10,104	$10,516
07/2018	$10,650	$10,107	$10,594
08/2018	$10,680	$10,172	$10,636
09/2018	$10,741	$10,106	$10,709
10/2018	$10,734	$10,026	$10,706
11/2018	$10,646	$10,086	$10,609
12/2018	$10,418	$10,271	$10,339
01/2019	$10,596	$10,381	$10,603
02/2019	$10,719	$10,375	$10,771
03/2019	$10,714	$10,574	$10,753
04/2019	$10,862	$10,576	$10,930
05/2019	$10,835	$10,764	$10,907
06/2019	$10,856	$10,899	$10,933
07/2019	$10,920	$10,923	$11,021
08/2019	$10,871	$11,206	$10,990
09/2019	$10,900	$11,147	$11,042
10/2019	$10,781	$11,180	$10,992
11/2019	$10,811	$11,175	$11,056
12/2019	$10,987	$11,167	$11,233
01/2020	$11,056	$11,382	$11,296
02/2020	$10,877	$11,587	$11,146
03/2020	$9,195	$11,518	$9,768
04/2020	$9,564	$11,723	$10,207
05/2020	$9,996	$11,778	$10,595
06/2020	$10,188	$11,852	$10,715
07/2020	$10,378	$12,029	$10,925
08/2020	$10,582	$11,932	$11,088
09/2020	$10,674	$11,925	$11,158
10/2020	$10,735	$11,872	$11,181
11/2020	$10,958	$11,989	$11,430
12/2020	$11,135	$12,005	$11,584
01/2021	$11,250	$11,919	$11,722
02/2021	$11,321	$11,747	$11,790
03/2021	$11,332	$11,600	$11,790
04/2021	$11,391	$11,692	$11,851
05/2021	$11,453	$11,730	$11,920
06/2021	$11,489	$11,812	$11,964
07/2021	$11,497	$11,945	$11,962
08/2021	$11,534	$11,922	$12,019
09/2021	$11,596	$11,819	$12,096
10/2021	$11,622	$11,815	$12,128
11/2021	$11,593	$11,850	$12,109
12/2021	$11,669	$11,820	$12,187
01/2022	$11,708	$11,565	$12,231
02/2022	$11,638	$11,436	$12,168
03/2022	$11,613	$11,119	$12,174
04/2022	$11,585	$10,697	$12,200
05/2022	$11,261	$10,766	$11,888
06/2022	$10,964	$10,597	$11,632
07/2022	$11,111	$10,856	$11,881
08/2022	$11,311	$10,549	$12,058
09/2022	$10,999	$10,093	$11,783
10/2022	$11,001	$9,962	$11,900
11/2022	$11,129	$10,329	$12,043
12/2022	$11,139	$10,282	$12,093
01/2023	$11,457	$10,598	$12,415
02/2023	$11,509	$10,324	$12,487
03/2023	$11,458	$10,587	$12,483
04/2023	$11,589	$10,651	$12,614
05/2023	$11,536	$10,535	$12,591
06/2023	$11,816	$10,497	$12,876
07/2023	$12,007	$10,490	$13,041
08/2023	$12,144	$10,423	$13,194
09/2023	$12,207	$10,158	$13,321
10/2023	$12,154	$9,998	$13,319
11/2023	$12,321	$10,451	$13,481
12/2023	$12,515	$10,851	$13,703
01/2024	$12,597	$10,821	$13,796
02/2024	$12,705	$10,668	$13,921
03/2024	$12,820	$10,766	$14,040
04/2024	$12,867	$10,495	$14,124
05/2024	$12,965	$10,672	$14,257
06/2024	$12,995	$10,773	$14,307
07/2024	$13,078	$11,025	$14,404
08/2024	$13,157	$11,184	$14,496
09/2024	$13,265	$11,333	$14,599
10/2024	$13,373	$11,052	$14,725
11/2024	$13,522	$11,169	$14,847
12/2024	$13,579	$10,986	$14,931
01/2025	$13,679	$11,045	$15,034
02/2025	$13,707	$11,288	$15,050
03/2025	$13,623	$11,292	$15,002
04/2025	$13,589	$11,336	$14,994
05/2025	$13,881	$11,255	$15,227
06/2025	$13,981	$11,428	$15,350
07/2025	$14,102	$11,398	$15,484
08/2025	$14,188	$11,534	$15,553
09/2025	$14,201	$11,660	$15,621
10/2025	$14,197	$11,733	$15,656
11/2025	$14,247	$11,806	$15,712

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	5.36%	5.39%	4.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.94%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.35%

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2025

TLSFR99N-1125

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$75	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$10,000	$10,000	$10,000
12/2015	$9,845	$9,968	$9,895
01/2016	$9,679	$10,105	$9,830
02/2016	$9,592	$10,177	$9,779
03/2016	$9,901	$10,270	$10,048
04/2016	$10,195	$10,309	$10,248
05/2016	$10,337	$10,312	$10,339
06/2016	$10,377	$10,497	$10,341
07/2016	$10,569	$10,564	$10,489
08/2016	$10,658	$10,552	$10,568
09/2016	$10,761	$10,545	$10,659
10/2016	$10,838	$10,465	$10,747
11/2016	$10,858	$10,217	$10,776
12/2016	$10,979	$10,232	$10,900
01/2017	$11,036	$10,252	$10,961
02/2017	$11,106	$10,321	$11,016
03/2017	$11,125	$10,315	$11,025
04/2017	$11,174	$10,395	$11,073
05/2017	$11,223	$10,475	$11,114
06/2017	$11,233	$10,464	$11,109
07/2017	$11,334	$10,509	$11,185
08/2017	$11,285	$10,604	$11,180
09/2017	$11,364	$10,553	$11,224
10/2017	$11,460	$10,559	$11,291
11/2017	$11,486	$10,546	$11,304
12/2017	$11,535	$10,594	$11,349
01/2018	$11,658	$10,472	$11,458
02/2018	$11,681	$10,373	$11,481
03/2018	$11,696	$10,439	$11,513
04/2018	$11,755	$10,362	$11,561
05/2018	$11,760	$10,436	$11,580
06/2018	$11,769	$10,423	$11,594
07/2018	$11,853	$10,425	$11,679
08/2018	$11,873	$10,492	$11,726
09/2018	$11,941	$10,425	$11,807
10/2018	$11,932	$10,342	$11,803
11/2018	$11,835	$10,404	$11,697
12/2018	$11,580	$10,595	$11,399
01/2019	$11,777	$10,708	$11,689
02/2019	$11,914	$10,701	$11,875
03/2019	$11,895	$10,907	$11,855
04/2019	$12,072	$10,910	$12,051
05/2019	$12,041	$11,103	$12,024
06/2019	$12,064	$11,243	$12,054
07/2019	$12,135	$11,268	$12,150
08/2019	$12,080	$11,560	$12,117
09/2019	$12,113	$11,498	$12,173
10/2019	$11,979	$11,533	$12,119
11/2019	$12,011	$11,527	$12,190
12/2019	$12,207	$11,519	$12,384
01/2020	$12,283	$11,740	$12,453
02/2020	$12,084	$11,952	$12,289
03/2020	$10,214	$11,881	$10,769
04/2020	$10,624	$12,093	$11,253
05/2020	$11,103	$12,149	$11,681
06/2020	$11,330	$12,225	$11,814
07/2020	$11,540	$12,408	$12,045
08/2020	$11,768	$12,308	$12,225
09/2020	$11,869	$12,301	$12,302
10/2020	$11,937	$12,246	$12,327
11/2020	$12,185	$12,366	$12,602
12/2020	$12,380	$12,383	$12,771
01/2021	$12,508	$12,295	$12,923
02/2021	$12,587	$12,117	$12,999
03/2021	$12,598	$11,966	$12,999
04/2021	$12,663	$12,060	$13,065
05/2021	$12,732	$12,100	$13,141
06/2021	$12,771	$12,185	$13,190
07/2021	$12,780	$12,321	$13,188
08/2021	$12,834	$12,297	$13,251
09/2021	$12,888	$12,191	$13,336
10/2021	$12,917	$12,188	$13,372
11/2021	$12,884	$12,224	$13,350
12/2021	$12,982	$12,192	$13,436
01/2022	$13,011	$11,930	$13,484
02/2022	$12,933	$11,797	$13,415
03/2022	$12,918	$11,469	$13,422
04/2022	$12,887	$11,034	$13,451
05/2022	$12,512	$11,105	$13,107
06/2022	$12,182	$10,931	$12,824
07/2022	$12,360	$11,198	$13,098
08/2022	$12,566	$10,881	$13,294
09/2022	$12,219	$10,411	$12,991
10/2022	$12,222	$10,276	$13,120
11/2022	$12,364	$10,654	$13,277
12/2022	$12,374	$10,606	$13,332
01/2023	$12,742	$10,932	$13,688
02/2023	$12,783	$10,650	$13,767
03/2023	$12,726	$10,920	$13,762
04/2023	$12,871	$10,987	$13,907
05/2023	$12,828	$10,867	$13,881
06/2023	$13,138	$10,828	$14,196
07/2023	$13,334	$10,821	$14,378
08/2023	$13,501	$10,751	$14,547
09/2023	$13,554	$10,478	$14,687
10/2023	$13,512	$10,313	$14,684
11/2023	$13,680	$10,780	$14,863
12/2023	$13,895	$11,193	$15,108
01/2024	$14,002	$11,162	$15,210
02/2024	$14,105	$11,004	$15,348
03/2024	$14,232	$11,106	$15,479
04/2024	$14,283	$10,825	$15,572
05/2024	$14,391	$11,009	$15,718
06/2024	$14,442	$11,113	$15,773
07/2024	$14,534	$11,373	$15,881
08/2024	$14,621	$11,536	$15,982
09/2024	$14,723	$11,690	$16,096
10/2024	$14,859	$11,401	$16,234
11/2024	$15,025	$11,521	$16,368
12/2024	$15,087	$11,333	$16,461
01/2025	$15,198	$11,393	$16,575
02/2025	$15,209	$11,643	$16,592
03/2025	$15,134	$11,648	$16,540
04/2025	$15,097	$11,693	$16,531
05/2025	$15,419	$11,610	$16,788
06/2025	$15,510	$11,788	$16,923
07/2025	$15,664	$11,757	$17,071
08/2025	$15,739	$11,898	$17,147
09/2025	$15,753	$12,028	$17,222
10/2025	$15,748	$12,103	$17,260
11/2025	$15,803	$12,178	$17,322

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class Y	5.18%	5.34%	4.68%	5.08%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Annual Shareholder Report

November 30, 2025

TLSFR99Y-1125

Class A

VNSAX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$116	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index
11/2015	$9,427	$10,000
12/2015	$9,368	$9,842
01/2016	$8,835	$9,354
02/2016	$8,738	$9,341
03/2016	$9,290	$9,975
04/2016	$9,342	$10,014
05/2016	$9,426	$10,193
06/2016	$9,465	$10,220
07/2016	$9,770	$10,597
08/2016	$9,874	$10,612
09/2016	$9,919	$10,614
10/2016	$9,725	$10,420
11/2016	$9,984	$10,806
12/2016	$9,997	$11,019
01/2017	$10,340	$11,228
02/2017	$10,716	$11,674
03/2017	$10,690	$11,688
04/2017	$10,848	$11,808
05/2017	$11,053	$11,974
06/2017	$11,158	$12,049
07/2017	$11,336	$12,297
08/2017	$11,455	$12,334
09/2017	$11,706	$12,589
10/2017	$11,943	$12,882
11/2017	$12,267	$13,277
12/2017	$12,348	$13,425
01/2018	$13,105	$14,194
02/2018	$12,577	$13,671
03/2018	$12,405	$13,323
04/2018	$12,471	$13,374
05/2018	$12,971	$13,696
06/2018	$13,185	$13,781
07/2018	$13,385	$14,294
08/2018	$13,714	$14,759
09/2018	$13,907	$14,843
10/2018	$12,528	$13,829
11/2018	$12,956	$14,111
12/2018	$11,755	$12,837
01/2019	$12,672	$13,865
02/2019	$13,004	$14,310
03/2019	$13,234	$14,588
04/2019	$13,795	$15,179
05/2019	$13,036	$14,215
06/2019	$13,834	$15,216
07/2019	$13,913	$15,435
08/2019	$13,866	$15,190
09/2019	$14,095	$15,475
10/2019	$14,277	$15,810
11/2019	$14,728	$16,384
12/2019	$14,984	$16,878
01/2020	$14,659	$16,872
02/2020	$13,478	$15,483
03/2020	$11,741	$13,570
04/2020	$13,581	$15,310
05/2020	$14,445	$16,039
06/2020	$14,762	$16,358
07/2020	$15,797	$17,281
08/2020	$16,567	$18,523
09/2020	$15,874	$17,819
10/2020	$15,506	$17,345
11/2020	$17,115	$19,244
12/2020	$17,726	$19,984
01/2021	$17,295	$19,782
02/2021	$18,367	$20,327
03/2021	$19,311	$21,218
04/2021	$20,099	$22,350
05/2021	$20,438	$22,506
06/2021	$21,088	$23,032
07/2021	$22,013	$23,579
08/2021	$22,847	$24,296
09/2021	$21,839	$23,166
10/2021	$23,763	$24,789
11/2021	$24,212	$24,617
12/2021	$24,674	$25,720
01/2022	$22,764	$24,389
02/2022	$22,412	$23,659
03/2022	$24,046	$24,537
04/2022	$21,947	$22,398
05/2022	$21,708	$22,439
06/2022	$20,288	$20,587
07/2022	$21,809	$22,485
08/2022	$20,941	$21,568
09/2022	$19,320	$19,581
10/2022	$20,237	$21,167
11/2022	$21,670	$22,350
12/2022	$20,513	$21,062
01/2023	$21,783	$22,385
02/2023	$21,224	$21,839
03/2023	$22,405	$22,641
04/2023	$22,887	$22,994
05/2023	$23,014	$23,094
06/2023	$23,776	$24,620
07/2023	$24,284	$25,411
08/2023	$24,030	$25,007
09/2023	$22,583	$23,814
10/2023	$21,770	$23,314
11/2023	$23,954	$25,443
12/2023	$25,020	$26,599
01/2024	$25,350	$27,046
02/2024	$27,254	$28,490
03/2024	$27,546	$29,406
04/2024	$25,426	$28,205
05/2024	$26,150	$29,604
06/2024	$26,721	$30,666
07/2024	$26,759	$31,039
08/2024	$27,165	$31,792
09/2024	$27,571	$32,471
10/2024	$27,038	$32,177
11/2024	$28,536	$34,066
12/2024	$27,482	$33,254
01/2025	$28,511	$34,180
02/2025	$27,356	$33,734
03/2025	$26,023	$31,833
04/2025	$25,655	$31,617
05/2025	$27,241	$33,607
06/2025	$28,993	$35,316
07/2025	$29,945	$36,109
08/2025	$30,326	$36,841
09/2025	$31,138	$38,185
10/2025	$31,532	$39,079
11/2025	$31,481	$39,175

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class A at NAV	10.32%	12.96%	12.81%	13.97%
Class A with 5.75% MSCFootnote Reference1	3.98%	11.63%	12.15%	13.47%
S&P 500® Index	15.00%	15.28%	14.63%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

What did the Fund invest in? (% of Net Assets)

Industry Summary

Semiconductors & Semiconductor Equipment 21.7%
Interactive Media & Services 11.8%
Software 7.7%
Broadline Retail 6.3%
Pharmaceuticals 6.0%
Entertainment 4.5%
Oil, Gas & Consumable Fuels 4.3%
Banks 4.0%
Trading Companies & Distributors 3.8%
Specialty Retail 3.2%
Electrical Equipment 3.1%
Financial Services 3.1%
Other investments less than 3% of net assets* 20.5%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

VNSAX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2025

TVS99A-1125

Class C

VNSCX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$194	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index
11/2015	$10,000	$10,000
12/2015	$9,927	$9,842
01/2016	$9,361	$9,354
02/2016	$9,255	$9,341
03/2016	$9,828	$9,975
04/2016	$9,877	$10,014
05/2016	$9,962	$10,193
06/2016	$9,997	$10,220
07/2016	$10,309	$10,597
08/2016	$10,415	$10,612
09/2016	$10,457	$10,614
10/2016	$10,245	$10,420
11/2016	$10,514	$10,806
12/2016	$10,515	$11,019
01/2017	$10,868	$11,228
02/2017	$11,263	$11,674
03/2017	$11,227	$11,688
04/2017	$11,385	$11,808
05/2017	$11,593	$11,974
06/2017	$11,694	$12,049
07/2017	$11,874	$12,297
08/2017	$11,996	$12,334
09/2017	$12,248	$12,589
10/2017	$12,492	$12,882
11/2017	$12,823	$13,277
12/2017	$12,889	$13,425
01/2018	$13,673	$14,194
02/2018	$13,122	$13,671
03/2018	$12,928	$13,323
04/2018	$12,991	$13,374
05/2018	$13,503	$13,696
06/2018	$13,713	$13,781
07/2018	$13,915	$14,294
08/2018	$14,249	$14,759
09/2018	$14,435	$14,843
10/2018	$12,999	$13,829
11/2018	$13,434	$14,111
12/2018	$12,183	$12,837
01/2019	$13,124	$13,865
02/2019	$13,461	$14,310
03/2019	$13,685	$14,588
04/2019	$14,264	$15,179
05/2019	$13,469	$14,215
06/2019	$14,281	$15,216
07/2019	$14,358	$15,435
08/2019	$14,298	$15,190
09/2019	$14,531	$15,475
10/2019	$14,704	$15,810
11/2019	$15,161	$16,384
12/2019	$15,414	$16,878
01/2020	$15,069	$16,872
02/2020	$13,848	$15,483
03/2020	$12,059	$13,570
04/2020	$13,942	$15,310
05/2020	$14,808	$16,039
06/2020	$15,134	$16,358
07/2020	$16,178	$17,281
08/2020	$16,961	$18,523
09/2020	$16,234	$17,819
10/2020	$15,852	$17,345
11/2020	$17,483	$19,244
12/2020	$18,098	$19,984
01/2021	$17,639	$19,782
02/2021	$18,727	$20,327
03/2021	$19,675	$21,218
04/2021	$20,463	$22,350
05/2021	$20,802	$22,506
06/2021	$21,451	$23,032
07/2021	$22,368	$23,579
08/2021	$23,206	$24,296
09/2021	$22,169	$23,166
10/2021	$24,104	$24,789
11/2021	$24,553	$24,617
12/2021	$25,009	$25,720
01/2022	$23,052	$24,389
02/2022	$22,685	$23,659
03/2022	$24,319	$24,537
04/2022	$22,179	$22,398
05/2022	$21,925	$22,439
06/2022	$20,475	$20,587
07/2022	$21,996	$22,485
08/2022	$21,109	$21,568
09/2022	$19,475	$19,581
10/2022	$20,376	$21,167
11/2022	$21,813	$22,350
12/2022	$20,629	$21,062
01/2023	$21,882	$22,385
02/2023	$21,313	$21,839
03/2023	$22,480	$22,641
04/2023	$22,950	$22,994
05/2023	$23,064	$23,094
06/2023	$23,818	$24,620
07/2023	$24,302	$25,411
08/2023	$24,032	$25,007
09/2023	$22,580	$23,814
10/2023	$21,754	$23,314
11/2023	$23,918	$25,443
12/2023	$24,983	$26,599
01/2024	$25,312	$27,046
02/2024	$27,214	$28,490
03/2024	$27,505	$29,406
04/2024	$25,388	$28,205
05/2024	$26,111	$29,604
06/2024	$26,681	$30,666
07/2024	$26,719	$31,039
08/2024	$27,125	$31,792
09/2024	$27,531	$32,471
10/2024	$26,998	$32,177
11/2024	$28,494	$34,066
12/2024	$27,442	$33,254
01/2025	$28,468	$34,180
02/2025	$27,315	$33,734
03/2025	$25,984	$31,833
04/2025	$25,617	$31,617
05/2025	$27,201	$33,607
06/2025	$28,950	$35,316
07/2025	$29,901	$36,109
08/2025	$30,281	$36,841
09/2025	$31,092	$38,185
10/2025	$31,485	$39,079
11/2025	$31,434	$39,175

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class C at NAV	9.52%	12.11%	12.13%	13.46%
Class C with 1.00% CDSCFootnote Reference1	8.52%	12.11%	12.13%	13.46%
S&P 500® Index	15.00%	15.28%	14.63%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

VNSCX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2025

TVS99C-1125

Class N

VNSNX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$78	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index
03/2017	$10,000	$10,000
04/2017	$10,147	$10,103
05/2017	$10,338	$10,245
06/2017	$10,442	$10,309
07/2017	$10,614	$10,521
08/2017	$10,737	$10,553
09/2017	$10,971	$10,771
10/2017	$11,198	$11,022
11/2017	$11,505	$11,360
12/2017	$11,583	$11,486
01/2018	$12,296	$12,144
02/2018	$11,803	$11,696
03/2018	$11,643	$11,399
04/2018	$11,710	$11,443
05/2018	$12,184	$11,718
06/2018	$12,384	$11,791
07/2018	$12,577	$12,229
08/2018	$12,884	$12,628
09/2018	$13,071	$12,700
10/2018	$11,777	$11,832
11/2018	$12,184	$12,073
12/2018	$11,048	$10,983
01/2019	$11,921	$11,863
02/2019	$12,232	$12,244
03/2019	$12,454	$12,482
04/2019	$12,979	$12,987
05/2019	$12,269	$12,162
06/2019	$13,023	$13,019
07/2019	$13,105	$13,206
08/2019	$13,060	$12,997
09/2019	$13,282	$13,240
10/2019	$13,452	$13,527
11/2019	$13,882	$14,018
12/2019	$14,125	$14,441
01/2020	$13,820	$14,435
02/2020	$12,712	$13,247
03/2020	$11,073	$11,611
04/2020	$12,816	$13,099
05/2020	$13,627	$13,723
06/2020	$13,932	$13,996
07/2020	$14,912	$14,785
08/2020	$15,642	$15,848
09/2020	$14,992	$15,246
10/2020	$14,647	$14,840
11/2020	$16,172	$16,465
12/2020	$16,758	$17,098
01/2021	$16,353	$16,925
02/2021	$17,361	$17,392
03/2021	$18,266	$18,154
04/2021	$19,007	$19,122
05/2021	$19,334	$19,256
06/2021	$19,963	$19,706
07/2021	$20,842	$20,174
08/2021	$21,635	$20,787
09/2021	$20,687	$19,820
10/2021	$22,505	$21,209
11/2021	$22,945	$21,062
12/2021	$23,393	$22,006
01/2022	$21,586	$20,867
02/2022	$21,256	$20,242
03/2022	$22,803	$20,994
04/2022	$20,819	$19,163
05/2022	$20,595	$19,198
06/2022	$19,249	$17,614
07/2022	$20,701	$19,238
08/2022	$19,886	$18,453
09/2022	$18,351	$16,754
10/2022	$19,225	$18,110
11/2022	$20,583	$19,122
12/2022	$19,492	$18,020
01/2023	$20,699	$19,153
02/2023	$20,174	$18,685
03/2023	$21,297	$19,371
04/2023	$21,763	$19,674
05/2023	$21,895	$19,759
06/2023	$22,624	$21,065
07/2023	$23,102	$21,742
08/2023	$22,875	$21,395
09/2023	$21,500	$20,375
10/2023	$20,747	$19,947
11/2023	$22,827	$21,769
12/2023	$23,849	$22,757
01/2024	$24,173	$23,140
02/2024	$25,981	$24,375
03/2024	$26,268	$25,160
04/2024	$24,257	$24,132
05/2024	$24,951	$25,329
06/2024	$25,502	$26,238
07/2024	$25,550	$26,557
08/2024	$25,933	$27,201
09/2024	$26,340	$27,782
10/2024	$25,837	$27,530
11/2024	$27,274	$29,146
12/2024	$26,268	$28,451
01/2025	$27,262	$29,244
02/2025	$26,160	$28,862
03/2025	$24,891	$27,236
04/2025	$24,544	$27,051
05/2025	$26,064	$28,754
06/2025	$27,753	$30,216
07/2025	$28,674	$30,894
08/2025	$29,046	$31,521
09/2025	$29,836	$32,671
10/2025	$30,219	$33,436
11/2025	$30,183	$33,518

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	10.67%	13.29%	13.59%
S&P 500® Index	15.00%	15.28%	14.93%

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VNSNX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2025

TVS99N-1125

Class Y

VNSYX

Vaughan Nelson Select Fund

Annual Shareholder Report - November 30, 2025

This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$89	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index
11/2015	$10,000	$10,000
12/2015	$9,943	$9,842
01/2016	$9,373	$9,354
02/2016	$9,277	$9,341
03/2016	$9,860	$9,975
04/2016	$9,915	$10,014
05/2016	$10,011	$10,193
06/2016	$10,053	$10,220
07/2016	$10,382	$10,597
08/2016	$10,492	$10,612
09/2016	$10,547	$10,614
10/2016	$10,341	$10,420
11/2016	$10,622	$10,806
12/2016	$10,633	$11,019
01/2017	$10,996	$11,228
02/2017	$11,408	$11,674
03/2017	$11,380	$11,688
04/2017	$11,548	$11,808
05/2017	$11,765	$11,974
06/2017	$11,877	$12,049
07/2017	$12,073	$12,297
08/2017	$12,205	$12,334
09/2017	$12,478	$12,589
10/2017	$12,730	$12,882
11/2017	$13,079	$13,277
12/2017	$13,162	$13,425
01/2018	$13,974	$14,194
02/2018	$13,420	$13,671
03/2018	$13,238	$13,323
04/2018	$13,308	$13,374
05/2018	$13,846	$13,696
06/2018	$14,074	$13,781
07/2018	$14,294	$14,294
08/2018	$14,650	$14,759
09/2018	$14,855	$14,843
10/2018	$13,383	$13,829
11/2018	$13,846	$14,111
12/2018	$12,562	$12,837
01/2019	$13,546	$13,865
02/2019	$13,900	$14,310
03/2019	$14,152	$14,588
04/2019	$14,758	$15,179
05/2019	$13,950	$14,215
06/2019	$14,800	$15,216
07/2019	$14,901	$15,435
08/2019	$14,842	$15,190
09/2019	$15,094	$15,475
10/2019	$15,296	$15,810
11/2019	$15,776	$16,384
12/2019	$16,055	$16,878
01/2020	$15,708	$16,872
02/2020	$14,448	$15,483
03/2020	$12,596	$13,570
04/2020	$14,567	$15,310
05/2020	$15,489	$16,039
06/2020	$15,836	$16,358
07/2020	$16,958	$17,281
08/2020	$17,780	$18,523
09/2020	$17,041	$17,819
10/2020	$16,648	$17,345
11/2020	$18,382	$19,244
12/2020	$19,040	$19,984
01/2021	$18,580	$19,782
02/2021	$19,735	$20,327
03/2021	$20,753	$21,218
04/2021	$21,604	$22,350
05/2021	$21,976	$22,506
06/2021	$22,681	$23,032
07/2021	$23,680	$23,579
08/2021	$24,580	$24,296
09/2021	$23,503	$23,166
10/2021	$25,569	$24,789
11/2021	$26,068	$24,617
12/2021	$26,574	$25,720
01/2022	$24,521	$24,389
02/2022	$24,146	$23,659
03/2022	$25,903	$24,537
04/2022	$23,650	$22,398
05/2022	$23,395	$22,439
06/2022	$21,865	$20,587
07/2022	$23,515	$22,485
08/2022	$22,576	$21,568
09/2022	$20,846	$19,581
10/2022	$21,839	$21,167
11/2022	$23,381	$22,350
12/2022	$22,149	$21,062
01/2023	$23,506	$22,385
02/2023	$22,909	$21,839
03/2023	$24,198	$22,641
04/2023	$24,714	$22,994
05/2023	$24,863	$23,094
06/2023	$25,691	$24,620
07/2023	$26,234	$25,411
08/2023	$25,976	$25,007
09/2023	$24,415	$23,814
10/2023	$23,547	$23,314
11/2023	$25,908	$25,443
12/2023	$27,072	$26,599
01/2024	$27,439	$27,046
02/2024	$29,491	$28,490
03/2024	$29,817	$29,406
04/2024	$27,520	$28,205
05/2024	$28,322	$29,604
06/2024	$28,947	$30,666
07/2024	$29,002	$31,039
08/2024	$29,437	$31,792
09/2024	$29,885	$32,471
10/2024	$29,314	$32,177
11/2024	$30,945	$34,066
12/2024	$29,803	$33,254
01/2025	$30,931	$34,180
02/2025	$29,681	$33,734
03/2025	$28,241	$31,833
04/2025	$27,846	$31,617
05/2025	$29,572	$33,607
06/2025	$31,489	$35,316
07/2025	$32,522	$36,109
08/2025	$32,956	$36,841
09/2025	$33,826	$38,185
10/2025	$34,275	$39,079
11/2025	$34,220	$39,175

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class Y	10.58%	13.23%	13.09%	14.25%
S&P 500® Index	15.00%	15.28%	14.63%	-%

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

VNSYX

Vaughan Nelson Select Fund

Annual Shareholder Report

November 30, 2025

TVS99Y-1125

(b) Not Applicable

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.  Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	12/1/23- 11/30/24	12/1/24- 11/30/25	12/1/23- 11/30/24	12/1/24- 11/30/25	12/1/23- 11/30/24	12/1/24- 11/30/25	12/1/23- 11/30/24	12/1/24- 11/30/25
Natixis Funds Trust II- Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund	$164,628	$169,568	$336	$339	$26,954	$27,762	$ --	$ --

1. Audit-related fees consist of:

2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2. Tax fees consist of:

2024 & 2025 – review of Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $27,290 and $28,101, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis”), Natixis Advisors, LLC (“Natixis”) and entities controlling, controlled by or under common control with Loomis and Natixis (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	12/1/23- 11/30/24	12/1/24- 11/30/25	12/1/23- 11/30/24	12/1/24- 11/30/25	12/1/23- 11/30/24	12/1/24- 11/30/25
Control Affiliates	$--	$--	$ --	$--	$--	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Natixis and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	12/1/23-11/30/24	12/1/24-11/30/25
Control Affiliates	$55,000	$245,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
November 30, 2025

Loomis Sayles Global Growth Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Vaughan Nelson Select Fund

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.6% of Net Assets
	Brazil — 6.9%
773,092	Ambev SA, ADR	$1,963,654
3,456	MercadoLibre, Inc.(a)	7,160,071
		9,123,725
	Canada — 5.8%
48,245	Shopify, Inc., Class A(a)	7,653,587
	China — 8.5%
7,349	Alibaba Group Holding Ltd., ADR(b)	1,155,998
11,978	Baidu, Inc., ADR(a)(b)	1,400,108
134,332	Budweiser Brewing Co. APAC Ltd.	138,628
56,000	Tencent Holdings Ltd.	4,424,561
40,361	Trip.com Group Ltd., ADR(b)	2,822,041
24,385	Yum China Holdings, Inc.(b)	1,173,894
		11,115,230
	Denmark — 1.6%
42,390	Novo Nordisk AS, Class B	2,098,639
	France — 1.6%
2,292	LVMH Moet Hennessy Louis Vuitton SE	1,693,560
7,229	Sodexo SA	382,230
		2,075,790
	Japan — 1.5%
61,200	FANUC Corp.	1,962,396
	Netherlands — 4.0%
2,463	Adyen NV(a)	3,848,410
7,410	NXP Semiconductors NV	1,444,505
		5,292,915
	Switzerland — 1.1%
27,760	CRISPR Therapeutics AG(a)	1,484,327
	United Kingdom — 0.9%
5,373	Reckitt Benckiser Group PLC	416,656
13,445	Unilever PLC	812,002
		1,228,658
	United States — 67.7%
10,221	Alnylam Pharmaceuticals, Inc.(a)	4,612,022
32,214	Alphabet, Inc., Class A	10,314,278
31,846	Amazon.com, Inc.(a)	7,427,124
15,312	ARM Holdings PLC, ADR(a)	2,075,695
3,597	Autodesk, Inc.(a)	1,091,114
14,000	Block, Inc.(a)	935,200
21,921	Boeing Co.(a)	4,143,069
2,842	Deere & Co.	1,320,081
29,616	Doximity, Inc., Class A(a)	1,523,447
5,272	Expeditors International of Washington, Inc.	774,457
51,347	Experian PLC	2,257,827
13,589	Meta Platforms, Inc., Class A	8,804,992
9,781	Microsoft Corp.	4,812,350
8,022	Nestle SA, (Registered)	797,672
59,620	Netflix, Inc.(a)	6,413,920
32,030	Novartis AG, (Registered)	4,177,594
28,400	Oracle Corp.	5,735,380
6,877	QUALCOMM, Inc.	1,155,955
5,189	Roche Holding AG	1,987,428
Shares	Description	Value (†)
	United States — continued
8,268	Salesforce, Inc.	$1,906,105
11,233	SEI Investments Co.	908,300
19,064	Tesla, Inc.(a)	8,200,761
63,236	Under Armour, Inc., Class A(a)	292,150
5,696	Vertex Pharmaceuticals, Inc.(a)	2,469,843
13,126	Visa, Inc., Class A	4,389,859
4,448	Yum! Brands, Inc.	681,478
		89,208,101
	Total Common Stocks (Identified Cost $75,546,502)	131,243,368

Principal Amount
Short-Term Investments — 0.4%
$504,787	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/2025 at 2.400% to be repurchased at $504,888 on 12/01/2025 collateralized by $507,200 U.S. Treasury Note, 3.875% due 8/15/2033 valued at $514,893 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $504,787)	504,787
	Total Investments — 100.0% (Identified Cost $76,051,289)	131,748,155
	Other assets less liabilities — 0.0%	29,553
	Net Assets — 100.0%	$131,777,708

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 10 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at November 30, 2025
United States Dollar	81.0%
Swiss Franc	5.3
Euro	5.1
Hong Kong Dollar	3.5
British Pound	2.0
Other, less than 2% each	3.1
Total Investments	100.0
Other assets less liabilities	0.0 *
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Senior Loans — 87.6% of Net Assets
	Aerospace & Defense — 3.6%
$6,533,299	Azorra Soar TLB Finance Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.788%, 10/18/2029(a)(b)	$6,565,966
2,885,500	Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 1/27/2032(a)(b)	2,892,252
735,000	Propulsion BC Finco SARL, 2025 Repriced Term Loan B, 11/22/2032(c)	737,756
6,235,753	Spirit AeroSystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.500%, 8.340%, 1/15/2027(b)	6,227,958
3,878,000	TransDigm, Inc., 2025 Term Loan M, 3 mo. USD SOFR + 2.500%, 6.502%, 8/19/2032(a)(b)	3,885,601
		20,309,533
	Airlines — 0.7%
3,781,000	American Airlines, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.134%, 5/28/2032(a)(b)	3,791,398
	Automotive — 1.9%
2,939,000	American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 2/24/2032(c)	2,939,000
3,677,500	Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 1/28/2032(a)(b)	3,687,834
4,117,137	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 9.570%, 3/30/2027(d)	361,402
787,822	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(a)(b)(e)	828,899
2,856,755	IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 5.500%, 9.502%, 9/05/2029(a)(b)	2,865,697
		10,682,832
	Brokerage — 3.5%
4,710,000	Advisor Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.000%, 6.916%, 7/30/2032(a)(b)	4,717,772
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 9.166%, 10/06/2028(b)	3,499,125
3,324,562	GTCR Everest Borrower LLC, Add on Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 9/05/2031(a)(b)	3,332,840
467,429	June Purchaser LLC, Delayed Draw Term Loan, 2.750%, 11/28/2031(f)	469,766
2,790,548	June Purchaser LLC, Term Loan, 3 mo. USD SOFR + 2.750%, 6.752%, 11/28/2031(a)(b)	2,804,501
4,841,580	Russell Investments US Inst'l Holdco, Inc., 2024 PIK Term Loan, 1.500% PIK and/or 3 mo. USD SOFR + 5.000% Cash, 5/30/2027(a)(b)(e)	4,751,817
		19,575,821
	Building Materials — 3.1%
7,715,048	Foley Products Co. LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.750%, 8.902%, 12/29/2028(a)(b)	7,715,048
4,685,837	Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 12/04/2031(a)(b)	4,520,661
2,556,419	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 8.252%, 4/29/2029(a)(b)	1,882,394
3,322,205	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.215%, 10/19/2029(a)(b)	3,330,643
		17,448,746
	Cable Satellite — 1.1%
6,308,410	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 9.352%, 8/02/2029(a)(b)	6,312,068
Principal Amount (‡)	Description	Value (†)
	Chemicals — 3.2%
4,578,736	Chemours Co., 2023 EUR Term Loan B3, 1 mo. EURIBOR + 3.250%, 5.210%, 8/18/2028, (EUR)(a)(b)	$5,283,130
4,963,060	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 8.513%, 8/18/2028(a)(b)	4,307,936
2,078,010	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.280%, 3/16/2029(a)(b)	1,938,618
6,163,000	SCIL IV LLC, USD Term Loan B, 6 mo. USD SOFR + 4.000%, 7.788%, 11/08/2032(a)(b)	6,178,407
		17,708,091
	Consumer Cyclical Services — 8.7%
3,123,036	BIFM U.S. Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 5/31/2028(a)(b)	3,136,309
2,905,000	Catawba Nation Gaming Authority, Term Loan B, 1 mo. USD SOFR + 4.750%, 8.666%, 3/29/2032(a)(b)	2,963,100
2,530,837	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.840%, 8/01/2029(a)(b)	2,542,277
3,822,420	Galaxy U.S. Opco, Inc., Term Loan, 3.750% PIK and/or 3 mo. USD SOFR + 2.000% Cash, 7/31/2030(b)(e)	3,594,986
2,535,000	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 mo. USD SOFR + 3.000%, 6.916%, 6/02/2031(a)(b)	2,538,625
3,791,855	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.198%, 10/31/2031(a)(b)	3,621,222
2,256,345	Imagefirst Holdings LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.058%, 3/12/2032(a)(b)	2,256,345
3,482,745	Inmar, Inc., 2025 Repriced Term Loan B, USD SOFR + 4.500%, 8.419%, 10/30/2031(a)(b)	3,437,051
1,649,444	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(c)	1,643,952
3,083,349	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.972%, 2/23/2029(b)	3,073,081
3,349,849	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(c)	3,264,026
2,976,304	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.666%, 3/15/2030(b)	2,900,051
257,708	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3.000%, 11/19/2031(f)	258,352
3,589,874	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 11/19/2031(a)(b)	3,598,849
2,188,005	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 8.280%, 8/07/2028(a)(b)	2,192,118
2,891,793	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 7.752%, 7/13/2029(b)	2,888,178
4,899,217	VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.965%, 8/09/2030(a)(b)	4,826,953
		48,735,475
	Consumer Products — 1.5%
2,430,754	Champ Acquisition Corp., 2024 Term Loan B, 6 mo. USD SOFR + 4.000%, 8.166%, 11/25/2031(a)(b)	2,438,046
1,932,938	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.252%, 1/20/2032(a)(b)	1,936,804
2,107,847	Lavender Dutch BorrowerCo BV, USD Term Loan, 9/27/2032(c)	2,111,810
2,093,205	Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 3.750%, 7.615%, 2/20/2030(a)(b)	2,100,406
		8,587,066
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 2.2%
$2,864,070	Dynamo Newco II GmbH, 2025 USD Term Loan B, 9/30/2031(c)	$2,880,195
94,263	Engineered Machinery Holdings, Inc., 2025 USD Delayed Draw Term Loan, 11/26/2032(c)	94,617
643,737	Engineered Machinery Holdings, Inc., 2025 USD Term Loan, 11/26/2032(c)	646,151
1,963,221	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 11.102%, 3/02/2029(b)	1,855,244
3,179,336	LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.484%, 12/02/2031(a)(b)	3,179,336
1,219,247	Spectris PLC, USD Term Loan, 9/30/2032(c)	1,223,819
2,629,802	TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD SOFR + 2.750%, 6.947%, 4/30/2030(a)(b)	2,644,318
		12,523,680
	Electric — 1.7%
6,329,258	Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 5/01/2031(a)(b)	6,352,993
2,147,799	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.353%, 5/17/2030(b)	2,151,644
1,078,656	Talen Energy Supply LLC, 2024-1 Incremental Term Loan, 3 mo. USD SOFR + 2.500%, 6.353%, 12/15/2031(a)(b)	1,080,198
		9,584,835
	Environmental — 1.0%
2,532,915	Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.252%, 10/24/2030(b)	2,531,345
2,791,663	Northstar Group Services, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 8.590%, 5/31/2030(a)(b)	2,810,869
		5,342,214
	Financial Other — 1.1%
2,164,519	Aragorn Parent Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 12/15/2028(a)(b)	2,178,047
2,729,375	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 9/30/2031(a)(b)	2,739,037
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(d)	50,426
1,468,438	Shermco Intermediate Holdings, Inc., 2025 Term Loan, 3 mo. USD SOFR + 3.250%, 7.108%, 10/27/2032(a)(b)	1,472,109
		6,439,619
	Food & Beverage — 1.1%
2,646,959	Aspire Bakeries Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 12/23/2030(a)(b)	2,658,129
1,039,969	Northeast Grocery, Inc., Term Loan B, 12/13/2028(c)	1,042,569
2,218,750	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.378%, 12/13/2028(a)(b)	2,224,297
		5,924,995
	Gaming — 0.6%
3,456,381	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 4/26/2030(a)(b)	3,427,209
	Government Owned - No Guarantee — 0.4%
2,184,340	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 3.675%, 7.677%, 7/06/2029(a)(b)	2,197,992
Principal Amount (‡)	Description	Value (†)
	Healthcare — 7.2%
$735,000	Argent Finco LLC, Term Loan B, 11/12/2032(c)	$736,837
3,121,000	Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.666%, 9/17/2032(a)(b)	3,135,201
2,627,400	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 7.916%, 9/29/2028(a)(b)	2,632,339
7,838,355	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.166%, 1/15/2031(a)(b)	7,881,466
4,779,726	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.090%, 3/30/2029(b)	4,534,765
317,680	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(f)	318,350
55,781	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(a)(b)	55,899
2,888,207	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 10/23/2031(a)(b)	2,894,301
1,417,833	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 7.226%, 4/18/2031(a)(b)	1,420,669
2,190,749	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 12/12/2028(a)(b)	2,199,511
3,069,058	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 3 mo. USD SOFR + 3.500%, 7.660%, 5/19/2031(a)(b)	3,071,452
797,634	Onex TSG Intermediate Corp., 2025 Term Loan B, 8/06/2032(c)	800,498
2,313,173	Onex TSG Intermediate Corp., 2025 Term Loan B, 3 mo. USD SOFR + 3.750%, 7.590%, 8/06/2032(a)(b)	2,321,477
4,709,291	Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD SOFR + 4.500%, 8.502%, 6/30/2032(a)(b)	4,687,346
4,864,986	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 7.794%, 7/18/2031(a)(b)	4,074,426
		40,764,537
	Independent Energy — 0.5%
2,805,925	Matador Bidco SARL, 2024 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.266%, 7/30/2029(b)	2,804,185
	Industrial Other — 3.2%
752,392	Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, 4.250%, 11/01/2031(f)	758,035
3,467,604	Archkey Solutions LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.250%, 8.252%, 11/01/2031(a)(b)	3,493,611
2,982,000	Gloves Buyer, Inc., 2025 Term Loan, 1 mo. USD SOFR + 4.000%, 7.916%, 5/21/2032(a)(b)	2,952,717
2,446,208	KUEHG Corp., 2025 Term Loan, 3 mo. USD SOFR + 2.750%, 6.752%, 6/12/2030(a)(b)	2,312,131
3,407,839	Mckissock Investment Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 9.044%, 3/12/2029(a)(b)	3,265,391
2,940,054	Michael Baker International LLC, 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.840%, 12/01/2028(a)(b)	2,941,290
2,522,471	St. George's University Scholastic Services LLC, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 2/10/2029(a)(b)	2,467,304
		18,190,479
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Leisure — 2.1%
$3,722,670	EOC Borrower LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 3/24/2032(a)(b)	$3,736,407
1,018,448	Herschend Entertainment Co. LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 5/27/2032(a)(b)	1,022,165
4,163,097	Kingpin Intermediate Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 9/22/2032(a)(b)	3,994,492
3,166,451	LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 5/01/2031(b)	3,173,702
		11,926,766
	Media Entertainment — 3.6%
2,100,939	Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 8.446%, 10/28/2027(a)(b)	1,804,833
5,493,571	Cengage Learning, Inc., 2024 1st Lien Term Loan B, USD SOFR + 3.500%, 7.357%, 3/24/2031(a)(b)	5,449,238
2,204,000	Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.484%, 6/17/2032(a)(b)	1,881,665
2,334,738	McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 8/06/2031(a)(b)	2,343,493
3,283,206	MH Sub I LLC, 2023 Term Loan, 3 mo. USD SOFR + 4.250%, 8.252%, 5/03/2028(a)(b)	2,960,106
2,673,581	Nexstar Broadcasting, Inc., 2025 Term Loan B5, 1 mo. USD SOFR + 2.500%, 6.416%, 6/28/2032(a)(b)	2,678,367
3,177,035	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.502%, 10/02/2031(a)(b)	3,085,695
		20,203,397
	Metals & Mining — 0.4%
311,205	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 12/21/2029(c)	315,742
581,818	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(f)	590,301
544,608	GrafTech Finance, Inc., 2024 Term Loan, 12/21/2029(c)	552,548
1,018,182	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.858%, 12/21/2029(a)(b)	1,033,027
		2,491,618
	Oil Field Services — 0.9%
2,203,673	Deep Blue Operating I LLC, Term Loan, 1 mo. USD SOFR + 2.750%, 6.734%, 10/01/2032(a)(b)	2,207,816
3,157,110	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 8.416%, 7/31/2031(a)(b)	3,031,962
		5,239,778
	Paper — 0.8%
4,423,784	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.780%, 4/20/2028(a)(b)	4,379,546
	Pharmaceuticals — 0.2%
1,269,311	Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 8/01/2032(a)(b)	1,278,831
	Property & Casualty Insurance — 8.1%
3,267,061	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.916%, 11/06/2030(a)(b)	3,262,161
2,064,103	Alera Group, Inc., 2025 Term Loan, 5/31/2032(c)	2,071,843
Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — continued
$4,250,897	Alera Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.250%, 7.166%, 5/31/2032(a)(b)	$4,266,838
2,554,706	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.416%, 9/19/2031(a)(b)	2,555,038
7,825,305	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(a)(b)	7,795,960
400,000	Asurion LLC, 2023 Term Loan B11, 8/19/2028(c)	399,056
12,066,022	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.266%, 8/19/2028(a)(b)	12,037,546
3,064,357	Howden Group Holdings Ltd., 2024 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 4/18/2030(a)(b)	3,072,355
2,234,400	Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 2/15/2031(a)(b)	2,236,970
3,152,060	Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.590%, 3/15/2030(a)(b)	3,152,060
2,456,571	Truist Insurance Holdings LLC, 2024 Term Loan B, 5/06/2031(c)	2,455,956
2,260,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.752%, 5/06/2032(a)(b)	2,285,256
		45,591,039
	Refining — 0.4%
2,025,426	Delek U.S. Holdings, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.516%, 11/19/2029(a)(b)	2,026,520
	Restaurants — 0.2%
1,254,731	Dave & Buster's, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 7.125%, 6/29/2029(a)(b)	1,135,092
	Retailers — 6.5%
4,135,001	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 8.691%, 7/24/2028(a)(d)	12,943
4,677,000	Boots Group Bidco Ltd., USD Term Loan, 1 mo. USD SOFR + 3.500%, 7.416%, 8/30/2032(a)(b)	4,706,231
509,700	Container Store, Inc., 2025 Roll-Up Exit Term Loan, 4.000% PIK and/or 6 mo. USD SOFR + 1.000% Cash, 7/30/2029(a)(b)(e)	254,850
292,807	Container Store, Inc., First Out Term Loan, 5.500% PIK and/or 1 mo. USD SOFR + 1.000% Cash, 4/30/2029(a)(b)(e)	257,670
2,700,000	Evergreen Acqco 1 LP, 2025 Term Loan B, 9/17/2032(c)	2,706,750
3,956,049	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.026%, 9/17/2032(a)(b)	3,965,939
3,355,413	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.166%, 6/11/2031(b)	3,299,780
657,660	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 9/30/2027(a)(b)(e)	499,821
2,723,028	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 12.635%, 9/30/2027(b)	2,726,432
2,416,738	Peer Holding III BV, 2025 USD Term Loan B5B, 3 mo. USD SOFR + 2.500%, 6.502%, 7/01/2031(a)(b)	2,423,649
7,297,022	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.960%, 8/18/2032(a)(b)	7,230,109
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$1,899,027	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.266%, 10/20/2028(a)(b)	$1,855,824
3,217,763	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 9.016%, 3/11/2028(a)(b)	3,202,479
1,311,797	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.280%, 4/17/2028(b)	1,305,028
2,294,250	Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD SOFR + 3.000%, 7.026%, 8/26/2031(a)(b)	2,299,986
		36,747,491
	Technology — 14.9%
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.283%, 2/01/2030(a)(b)	4,574,475
4,761,165	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 1/31/2031(b)	4,682,939
949,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 1/31/2031(a)(b)	945,147
1,926,000	CommScope, Inc., 2024 Term Loan, 12/17/2029(c)	1,935,091
6,074,399	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 6.734%, 5/01/2031(b)	5,831,423
6,695,000	Cyberswift U.S. Finco LLC, Term Loan B, 3 mo. USD SOFR + 4.000%, 7.905%, 10/08/2032(a)(b)	6,703,369
462,000	Darktrace PLC, 1st Lien Term Loan, 10/09/2031(c)	467,341
1,423,622	Darktrace PLC, 2nd Lien Term Loan, 10/09/2032(c)	1,408,788
4,235,000	Dayforce, Inc., 2025 Term Loan, 10/07/2032(c)	4,221,999
4,885,505	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.666%, 10/31/2031(a)(b)	4,829,615
3,291,925	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.006%, 6/27/2031(a)(b)	3,281,654
3,645,611	Genuine Financial Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 9/27/2030(a)(b)	3,158,484
1,704,374	Global Holdings International Co. LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 9.551%, 3/16/2026(a)(b)	1,636,199
3,148,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.855%, 9/13/2032(a)(b)	3,162,953
989,981	Imprivata, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.002%, 12/01/2027(a)(b)	992,664
3,406,880	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 3/20/2032(a)(b)	3,410,185
5,354,904	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(d)(g)	401,618
2,372,943	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 3/01/2029(a)(b)	2,186,928
6,228,941	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.151%, 7/03/2031(a)(b)	6,236,727
1,469,849	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 8.762%, 4/11/2029(a)(b)	1,432,265
793,479	Physician Partners LLC, 2025 Second Out Term Loan B1, 2.500% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2029(a)(b)(e)	372,935
496,448	Physician Partners LLC, 2025 Third Out Term Loan C, 4.000% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2030(a)(b)(e)	100,531
2,719,938	Press Ganey Holdings, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.000%, 6.916%, 4/30/2031(a)(b)	2,723,120
1,613,114	Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 9.002%, 5/09/2033(a)(b)	1,562,704
Principal Amount (‡)	Description	Value (†)
	Technology — continued
$2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 8.852%, 4/27/2028(a)(b)	$1,085,257
836,856	Sabre GLBL, Inc., 2021 Term Loan B1, 12/17/2027(c)	812,445
1,606,112	Sabre GLBL, Inc., 2021 Term Loan B1, 1 mo. USD SOFR + 3.500%, 7.530%, 12/17/2027(a)(b)	1,559,262
560,433	Sabre GLBL, Inc., 2021 Term Loan B2, 12/17/2027(c)	544,085
1,075,596	Sabre GLBL, Inc., 2021 Term Loan B2, 1 mo. USD SOFR + 3.500%, 7.530%, 12/17/2027(a)(b)	1,044,220
257,638	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 9.016%, 6/30/2028(b)	242,986
2,803,700	Sandisk Corp., Term Loan B, 3 mo. USD SOFR + 3.000%, 6.857%, 2/20/2032(a)(b)	2,819,485
563,143	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 0.500%, 10/29/2032(f)	561,735
5,349,857	Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.840%, 10/29/2032(a)(b)	5,336,482
3,560,575	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.166%, 2/15/2029(b)	3,553,668
		83,818,779
	Transportation Services — 1.7%
4,284,292	AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 4.000%, 7.887%, 4/08/2030(a)(b)	4,299,116
875,000	Rand Parent LLC, 2025 Term Loan B, 3/18/2030(c)	875,367
2,394,967	Rand Parent LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.002%, 3/18/2030(a)(b)	2,395,973
1,063,412	St. George Warehousing & Trucking Co. of California, Inc., 2024 Second Out Term Loan, 6.500% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 10/03/2029(a)(b)(e)	85,073
793,493	St. George Warehousing & Trucking Co. of California, Inc., 2024 Third Out Term Loan, 6.000% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 10/03/2029(a)(b)(e)	7,935
1,965,824	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 8.002%, 7/26/2028(a)(b)	1,969,146
		9,632,610
	Wireless — 1.5%
5,011,819	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.416%, 1/30/2031(a)(b)	5,043,143
3,556,658	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 7.128%, 5/11/2029(a)(b)	3,561,104
		8,604,247
	Total Senior Loans (Identified Cost $517,552,305)	493,426,489

Collateralized Loan Obligations — 4.8%
3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 9.384%, 1/20/2038(b)(h)	3,199,358
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 9.020%, 1/21/2038(b)(h)	2,298,323
2,510,000	AGL CLO 44 Ltd., Series 2025-44A, Class E, 3 mo. USD SOFR + 4.750%, 8.703%, 10/22/2037(b)(h)	2,468,183
1,800,000	AGL CLO 45 Ltd., Series 2025-45A, Class E, 3 mo. USD SOFR + 4.650%, 8.532%, 1/22/2039(b)(h)	1,771,245
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.284%, 10/20/2037(b)(h)	2,490,540
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,000,000	CIFC Funding Ltd., Series 2025-1A, Class E, 3 mo. USD SOFR + 4.500%, 8.360%, 4/23/2038(b)(h)	$1,982,396
3,500,000	Garnet CLO 3 Ltd., Series 2025-3A, Class E, 3 mo. USD SOFR + 4.950%, 8.870%, 10/20/2038(b)(h)	3,495,625
2,735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER2, 3 mo. USD SOFR + 4.800%, 8.670%, 1/21/2038(b)(h)	2,730,230
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 8.884%, 1/18/2038(b)(h)	3,282,916
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 9.384%, 10/20/2037(b)(h)	3,316,176
	Total Collateralized Loan Obligations (Identified Cost $27,231,070)	27,034,992

Bonds and Notes — 4.3%
	Cable Satellite — 2.8%
7,190,000	CSC Holdings LLC, 5.375%, 2/01/2028(h)	5,211,465
4,200,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(h)	4,171,981
3,600,000	DISH DBS Corp., 5.250%, 12/01/2026(h)	3,516,957
3,000,000	DISH DBS Corp., 7.750%, 7/01/2026	2,937,031
		15,837,434
	Media Entertainment — 0.8%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(h)	4,508,731
	Technology — 0.3%
1,215,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(h)	1,241,049
	Wirelines — 0.4%
2,500,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(h)	2,362,500
	Total Bonds and Notes (Identified Cost $24,314,953)	23,949,714

Shares
Exchange-Traded Funds — 1.6%
434,485	Invesco Senior Loan ETF (Identified Cost$9,050,743)	9,089,426

Common Stocks— 0.0%
	Capital Markets — 0.0%
32,299	Resolute Topco, Inc.(i)	72,673
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(g)(i)	5,691
51	Frontera Energy Corp.	238
		5,929
	Specialty Retail — 0.0%
15,696	Container Store, Inc.(i)	2,354
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(i)	124,186
	Total Common Stocks (Identified Cost $10,598,600)	205,142

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(i) (Identified Cost $2,333)	553

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 4.7%
$26,536,077	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/2025 at 2.400% to be repurchased at $26,541,384 on 12/01/2025 collateralized by $27,335,100 U.S. Treasury Note, 2.500% due 3/31/2027 valued at $27,066,814 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,536,077)	$26,536,077
	Total Investments — 103.0% (Identified Cost $615,286,081)	580,242,393
	Other assets less liabilities — (3.0)%	(17,131,344)
	Net Assets — 100.0%	$563,111,049

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of November 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Position is unsettled. Contract rate was not determined at November 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the value of
Rule 144A holdings amounted to $48,047,675 or 8.5% of net assets.

(i)	Non-income producing security.

DIP	Debtor In Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

EUR	Euro
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of November 30, 2025
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
At November 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	12/03/2025	EUR	B	4,400,000	$5,092,274	$5,104,279	$12,005
Goldman Sachs Bank USA	12/03/2025	EUR	S	4,400,000	5,092,934	5,104,279	(11,345)
Goldman Sachs Bank USA	1/06/2026	EUR	S	4,400,000	5,102,020	5,113,834	(11,814)
Total							$(11,154)
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of November 30, 2025
Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 2.3%
9,525	TransDigm Group, Inc.	$12,955,619
	Banks — 4.0%
71,785	JPMorgan Chase & Co.	22,474,448
	Broadline Retail — 6.3%
151,395	Amazon.com, Inc.(a)	35,308,342
	Capital Markets — 2.5%
89,340	Intercontinental Exchange, Inc.	14,053,182
	Chemicals — 2.3%
38,130	Sherwin-Williams Co.	13,104,900
	Construction Materials — 2.1%
222,660	Amrize Ltd.(a)	11,469,217
	Consumer Finance — 2.6%
65,500	Capital One Financial Corp.	14,349,085
	Electrical Equipment — 3.1%
49,610	Eaton Corp. PLC	17,159,603
	Entertainment — 4.5%
18,680	Spotify Technology SA(a)	11,186,892
132,150	Walt Disney Co.	13,805,710
		24,992,602
	Financial Services — 3.1%
33,380	Berkshire Hathaway, Inc., Class B(a)	17,150,978
	Food Products — 1.8%
175,275	Mondelez International, Inc., Class A	10,090,582
	Household Durables — 2.1%
25,420	TopBuild Corp.(a)	11,502,550
	Interactive Media & Services — 11.8%
131,700	Alphabet, Inc., Class A	42,167,706
36,450	Meta Platforms, Inc., Class A	23,617,777
		65,785,483
	Machinery — 1.9%
77,050	Xylem, Inc.	10,838,624
	Oil, Gas & Consumable Fuels — 4.3%
109,635	Expand Energy Corp.	13,367,795
92,315	Exxon Mobil Corp.	10,701,155
		24,068,950
	Pharmaceuticals — 6.0%
31,285	Eli Lilly & Co.	33,646,079
	Semiconductors & Semiconductor Equipment — 21.7%
57,830	Broadcom, Inc.	23,303,177
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
24,478	Monolithic Power Systems, Inc.	$22,719,745
212,145	NVIDIA Corp.	37,549,665
129,185	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,658,719
		121,231,306
	Software — 7.7%
65,500	Microsoft Corp.	32,226,655
13,396	ServiceNow, Inc.(a)	10,883,044
		43,109,699
	Specialty Retail — 3.2%
175,975	O'Reilly Automotive, Inc.(a)	17,896,657
	Trading Companies & Distributors — 3.8%
26,115	United Rentals, Inc.	21,288,426
	Total Common Stocks (Identified Cost $354,600,199)	542,476,332

Principal Amount
Short-Term Investments — 2.9%
$16,270,004	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/28/2025 at 2.400% to be repurchased at $16,273,258 on 12/01/2025 collateralized by $16,347,700 U.S. Treasury Note, 3.875% due 8/15/2033 valued at $16,595,591 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $16,270,004)	16,270,004
	Total Investments — 100.0% (Identified Cost $370,870,203)	558,746,336
	Other assets less liabilities — (0.0)%	(261,081)
	Net Assets — 100.0%	$558,485,255

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 8

Statements of Assets and Liabilities
November 30, 2025

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$76,051,289	$615,286,081	$370,870,203
Net unrealized appreciation (depreciation)	55,696,866	(35,043,688)	187,876,133
Investments at value	131,748,155	580,242,393	558,746,336
Cash	—	6,421,700	—
Foreign currency at value (identified cost $0, $7,669 and $0, respectively)	—	7,748	—
Receivable for Fund shares sold	56,545	497,541	344,456
Receivable for securities sold	—	31,155,554	—
Dividends and interest receivable	43,499	4,483,321	392,784
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	12,005	—
Tax reclaims receivable	162,897	—	—
Prepaid expenses	48	48	48
TOTAL ASSETS	132,011,144	622,820,310	559,483,624
LIABILITIES
Payable for securities purchased	—	54,002,889	—
Unfunded loan commitments (Note 2)	—	2,940,170	—
Payable for Fund shares redeemed	—	988,892	391,413
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	23,159	—
Distributions payable	—	781,836	—
Management fees payable (Note 6)	65,162	236,653	302,425
Deferred Trustees’ fees (Note 6)	67,497	501,859	165,328
Administrative fees payable (Note 6)	4,557	19,792	19,157
Payable to distributor (Note 6d)	462	23,865	3,445
Audit and tax services fees payable	49,002	100,056	48,693
Other accounts payable and accrued expenses	46,756	90,090	67,908
TOTAL LIABILITIES	233,436	59,709,261	998,369
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$131,777,708	$563,111,049	$558,485,255
NET ASSETS CONSIST OF:
Paid-in capital	$79,109,483	$1,256,516,530	$324,742,416
Accumulated earnings (loss)	52,668,225	(693,405,481)	233,742,839
NET ASSETS	$131,777,708	$563,111,049	$558,485,255
See accompanying notes to financial statements.
9 |

Statements of Assets and Liabilities (continued)
November 30, 2025
	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$9,939,822	$144,065,226	$20,503,694
Shares of beneficial interest	413,832	17,938,156	826,725
Net asset value and redemption price per share	$24.02	$8.03	$24.80
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$25.49	$8.32	$26.31
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,060,250	$17,419,014	$6,591,941
Shares of beneficial interest	47,586	2,176,258	303,048
Net asset value and offering price per share	$22.28	$8.00	$21.75
Class N shares:
Net assets	$18,135,636	$2,612,027	$412,502
Shares of beneficial interest	737,500	325,390	16,364
Net asset value, offering and redemption price per share	$24.59	$8.03	$25.21
Class Y shares:
Net assets	$102,642,000	$399,014,782	$530,977,118
Shares of beneficial interest	4,186,935	49,613,685	21,084,368
Net asset value, offering and redemption price per share	$24.51	$8.04	$25.18

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 10

Statements of Operations
For the Year Ended November 30, 2025

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$946,554	$518,111	$6,265,589
Interest	18,187	56,698,855	375,666
Less net foreign taxes withheld	(49,263)	—	(94,411)
	915,478	57,216,966	6,546,844
Expenses
Management fees (Note 6)	924,983	4,193,552	4,126,371
Service and distribution fees (Note 6)	33,599	601,250	126,408
Administrative fees (Note 6)	52,880	300,297	258,810
Trustees' fees and expenses (Note 6)	30,653	103,980	57,801
Transfer agent fees and expenses (Notes 6, 7 and 8)	89,639	597,510	467,125
Audit and tax services fees	49,003	99,978	48,687
Custodian fees and expenses	15,700	121,989	19,523
Legal fees	4,801	31,211	27,440
Registration fees	87,946	93,453	106,639
Shareholder reporting expenses	22,703	32,391	45,336
Miscellaneous expenses	42,036	91,072	47,594
Total expenses	1,353,943	6,266,683	5,331,734
Less waiver and/or expense reimbursement (Note 6)	(156,539)	(525,442)	(80,428)
Less expense offset (Note 8)	(597)	(10,718)	(5,065)
Net expenses	1,196,807	5,730,523	5,246,241
Net investment income (loss)	(281,329)	51,486,443	1,300,603
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	2,194,378	(14,249,407)	57,194,352
Futures contracts	—	20,385	—
Swap agreements	—	1,388,943	—
Forward foreign currency contracts (Note 2d)	—	7,235	—
Foreign currency transactions (Note 2c)	786	664	—
Net change in unrealized appreciation (depreciation) on:
Investments	17,195,763	(8,007,601)	(10,715,456)
Forward foreign currency contracts (Note 2d)	—	(11,154)	—
Foreign currency translations (Note 2c)	5,512	79	—
Net realized and unrealized gain (loss) on Investments, Futures contracts, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	19,396,439	(20,850,856)	46,478,896
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,115,110	$30,635,587	$47,779,499
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$(281,329)	$(153,958)	$51,486,443	$74,046,684
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	2,195,164	2,181,594	(12,832,180)	(13,318,213)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	17,201,275	23,983,346	(8,018,676)	16,362,077
Net increase in net assets resulting from operations	19,115,110	26,010,982	30,635,587	77,090,548
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(11,753,451)	(13,341,599)
Class C	—	—	(1,537,008)	(2,756,857)
Class N	—	—	(201,441)	(207,927)
Class Y	—	—	(41,875,607)	(55,315,807)
Total distributions	—	—	(55,367,507)	(71,622,190)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	4,454,157	(13,299,019)	(234,672,439)	(114,484,731)
Net increase (decrease) in net assets	23,569,267	12,711,963	(259,404,359)	(109,016,373)
NET ASSETS
Beginning of the year	108,208,441	95,496,478	822,515,408	931,531,781
End of the year	$131,777,708	$108,208,441	$563,111,049	$822,515,408
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Year Ended November 30, 2025	Year Ended November 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$1,300,603	$(1,644,878)
Net realized gain on investments	57,194,352	20,816,281
Net change in unrealized appreciation (depreciation) on investments	(10,715,456)	107,155,087
Net increase in net assets resulting from operations	47,779,499	126,326,490
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—
Class C	—	—
Class N	—	(558)
Class Y	—	(843,836)
Total distributions	—	(844,394)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(277,918,973)	36,195,060
Net increase (decrease) in net assets	(230,139,474)	161,677,156
NET ASSETS
Beginning of the year	788,624,729	626,947,573
End of the year	$558,485,255	$788,624,729
See accompanying notes to financial statements.
13 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$20.84	$16.11	$14.00	$19.07	$18.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.08)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	3.28	4.81	3.13	(3.68)	1.52
Total from Investment Operations	3.18	4.73	3.06	(3.72)	1.43
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(0.95)	(1.35)	(1.14)
Net asset value, end of the period	$24.02	$20.84	$16.11	$14.00	$19.07
Total return(b)(c)	15.26%	29.36%	23.92%	(21.08)%	7.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,940	$8,949	$4,021	$3,225	$6,173
Net expenses(d)	1.20%	1.20%	1.21%(e)	1.20%	1.20%
Gross expenses	1.33%	1.38%	1.38%(e)	1.35%	1.29%
Net investment loss	(0.45)%	(0.45)%	(0.45)%	(0.25)%	(0.43)%
Portfolio turnover rate	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.37%.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$19.48	$15.17	$13.33	$18.36	$18.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.25)	(0.19)	(0.15)	(0.15)	(0.22)
Net realized and unrealized gain (loss)	3.05	4.50	2.94	(3.53)	1.48
Total from Investment Operations	2.80	4.31	2.79	(3.68)	1.26
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(0.95)	(1.35)	(1.14)
Net asset value, end of the period	$22.28	$19.48	$15.17	$13.33	$18.36
Total return(b)(c)	14.37%	28.41%	23.03%	(21.71)%	7.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,060	$999	$842	$833	$1,297
Net expenses(d)	1.95%	1.95%	1.96%(e)	1.95%	1.95%
Gross expenses	2.08%	2.13%	2.14%(e)	2.10%	2.04%
Net investment loss	(1.20)%	(1.13)%	(1.11)%	(1.03)%	(1.17)%
Portfolio turnover rate	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$21.27	$16.40	$14.21	$19.29	$18.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.02)	(0.02)	(0.00)(b)	(0.03)
Net realized and unrealized gain (loss)	3.36	4.89	3.19	(3.73)	1.53
Total from Investment Operations	3.32	4.87	3.17	(3.73)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.03)	—	—
Net realized capital gains	—	—	(0.95)	(1.35)	(1.14)
Total Distributions	—	—	(0.98)	(1.35)	(1.14)
Net asset value, end of the period	$24.59	$21.27	$16.40	$14.21	$19.29
Total return(c)	15.61%	29.70%	24.40%	(20.87)%	8.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,136	$15,690	$12,096	$9,725	$12,293
Net expenses(d)	0.90%	0.90%	0.91%(e)	0.90%	0.90%
Gross expenses	1.01%	1.06%	1.06%(e)	1.02%	0.98%
Net investment loss	(0.15)%	(0.10)%	(0.13)%	(0.01)%	(0.14)%
Portfolio turnover rate	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.05%.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$21.22	$16.37	$14.18	$19.27	$18.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.02)	(0.02)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	3.34	4.87	3.18	(3.73)	1.54
Total from Investment Operations	3.29	4.85	3.16	(3.74)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.02)	—	—
Net realized capital gains	—	—	(0.95)	(1.35)	(1.14)
Total Distributions	—	—	(0.97)	(1.35)	(1.14)
Net asset value, end of the period	$24.51	$21.22	$16.37	$14.18	$19.27
Total return(b)	15.50%	29.63%	24.37%	(20.95)%	8.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,642	$82,572	$78,539	$80,836	$106,028
Net expenses(c)	0.95%	0.95%	0.96%(d)	0.95%	0.95%
Gross expenses	1.08%	1.13%	1.14%(d)	1.10%	1.04%
Net investment loss	(0.21)%	(0.13)%	(0.16)%	(0.08)%	(0.19)%
Portfolio turnover rate	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.26	$8.21	$8.13	$8.96	$8.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.58	0.73	0.73	0.43	0.32
Net realized and unrealized gain (loss)	(0.19)	0.02	0.08	(0.81)	0.16
Total from Investment Operations	0.39	0.75	0.81	(0.38)	0.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.70)	(0.73)	(0.45)	(0.33)
Net asset value, end of the period	$8.03	$8.26	$8.21	$8.13	$8.96
Total return(b)(c)	4.92%	9.56%	10.37%	(4.28)%	5.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$144,065	$154,066	$156,290	$188,201	$219,989
Net expenses(d)	0.98%	0.99%(e)	1.03%(f)	1.05%	1.05%
Gross expenses	1.06%	1.05%	1.17%	1.24%	1.24%
Net investment income	7.21%	8.85%	8.88%	5.04%	3.56%
Portfolio turnover rate	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%.
(f)	Effective July 1, 2023, the expense limit decreased from 1.05% to 1.00%.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.23	$8.18	$8.10	$8.93	$8.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.67	0.66	0.36	0.25
Net realized and unrealized gain (loss)	(0.19)	0.02	0.09	(0.80)	0.16
Total from Investment Operations	0.33	0.69	0.75	(0.44)	0.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.64)	(0.67)	(0.39)	(0.26)
Net asset value, end of the period	$8.00	$8.23	$8.18	$8.10	$8.93
Total return(b)(c)	4.13%	8.75%	9.56%	(5.04)%	4.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,419	$28,922	$41,284	$62,570	$89,618
Net expenses(d)	1.73%	1.74%(e)	1.78%(f)	1.80%	1.80%
Gross expenses	1.81%	1.80%	1.92%	1.99%	1.99%
Net investment income	6.46%	8.14%	8.13%	4.22%	2.80%
Portfolio turnover rate	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%.
(f)	Effective July 1, 2023, the expense limit decreased from 1.80% to 1.75%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.25	$8.21	$8.13	$8.96	$8.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.61	0.75	0.75	0.46	0.34
Net realized and unrealized gain (loss)	(0.18)	0.02	0.08	(0.81)	0.16
Total from Investment Operations	0.43	0.77	0.83	(0.35)	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(0.73)	(0.75)	(0.48)	(0.35)
Net asset value, end of the period	$8.03	$8.25	$8.21	$8.13	$8.96
Total return(b)	5.36%	9.75%	10.71%	(4.00)%	5.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,612	$2,491	$2,573	$2,278	$2,528
Net expenses(c)	0.68%	0.69%(d)	0.73%(e)	0.75%	0.75%
Gross expenses	0.77%	0.77%	0.88%	0.96%	1.03%
Net investment income	7.51%	9.13%	9.20%	5.36%	3.83%
Portfolio turnover rate	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%.
(e)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.27	$8.22	$8.14	$8.97	$8.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.61	0.75	0.75	0.44	0.34
Net realized and unrealized gain (loss)	(0.20)	0.03	0.08	(0.79)	0.16
Total from Investment Operations	0.41	0.78	0.83	(0.35)	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.73)	(0.75)	(0.48)	(0.35)
Net asset value, end of the period	$8.04	$8.27	$8.22	$8.14	$8.97
Total return(b)	5.18%	9.83%	10.65%	(4.04)%	5.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$399,015	$637,036	$731,385	$771,373	$1,227,587
Net expenses(c)	0.73%	0.74%(d)	0.78%(e)	0.80%	0.80%
Gross expenses	0.81%	0.80%	0.92%	0.99%	0.99%
Net investment income	7.45%	9.09%	9.12%	5.11%	3.80%
Portfolio turnover rate	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(e)	Effective July 1, 2023, the expense limit decreased from 0.80% to 0.75%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$22.48	$18.87	$17.24	$26.43	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.09)	(0.01)	(0.00)(b)	0.07 (c)
Net realized and unrealized gain (loss)	2.32	3.70	1.80	(1.94)	7.70
Total from Investment Operations	2.32	3.61	1.79	(1.94)	7.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.08)
Net realized capital gains	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	—	—	(0.16)	(7.25)	(1.34)
Net asset value, end of the period	$24.80	$22.48	$18.87	$17.24	$26.43
Total return(d)(e)	10.32%	19.13%	10.54%	(10.50)%	41.46%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,504	$28,917	$29,980	$23,653	$20,382
Net expenses(f)	1.10%	1.10%	1.10%	1.09%(g)	1.10%(h)(i)
Gross expenses	1.11%	1.13%	1.15%	1.12%	1.14%
Net investment income (loss)	(0.00)%(j)	(0.45)%	(0.06)%	(0.02)%	0.30%(c)
Portfolio turnover rate	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been 40.82% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.15% to 1.10%
(i)	Includes additional voluntary waiver of advisory fee of 0.03%.
(j)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$19.86	$16.80	$15.49	$24.61	$18.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.22)	(0.13)	(0.12)	(0.08)(b)
Net realized and unrealized gain (loss)	2.04	3.28	1.60	(1.75)	7.19
Total from Investment Operations	1.89	3.06	1.47	(1.87)	7.11
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	(0.16)	(7.25)	(1.26)
Net asset value, end of the period	$21.75	$19.86	$16.80	$15.49	$24.61
Total return(c)(d)	9.52%	18.21%	9.65%	(11.16)%	40.44%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$6,592	$8,861	$11,102	$5,784	$5,357
Net expenses(e)	1.85%	1.85%	1.85%	1.84%(f)	1.86%(g)(h)
Gross expenses	1.86%	1.88%	1.90%	1.88%	1.89%
Net investment loss	(0.76)%	(1.19)%	(0.81)%	(0.76)%	(0.39)%(b)
Portfolio turnover rate	64%	84%	69%	74%	93%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been 39.76% and the ratio of net investment loss to average net assets would have been (1.00)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes additional voluntary waiver of advisory fee of 0.01%.
(g)	Effective July 1, 2021, the expense limit decreased from 1.90% to 1.85%.
(h)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$22.78	$19.10	$17.43	$26.63	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	(0.03)	0.05	0.08	0.13 (b)
Net realized and unrealized gain (loss)	2.36	3.75	1.82	(2.00)	7.76
Total from Investment Operations	2.43	3.72	1.87	(1.92)	7.89
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.04)	(0.03)	(0.14)
Net realized capital gains	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	—	(0.04)	(0.20)	(7.28)	(1.40)
Net asset value, end of the period	$25.21	$22.78	$19.10	$17.43	$26.63
Total return(c)	10.67%	19.48%	10.90%	(10.29)%	41.87%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$413	$52,275	$299	$289	$2
Net expenses(d)	0.74%	0.80%	0.80%	0.80%	0.83%(e)
Gross expenses	0.77%	0.81%	1.15%	3.35%	49.27%
Net investment income (loss)	0.28%	(0.12)%	0.25%	0.51%	0.56%(b)
Portfolio turnover rate	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 41.24% and the ratio of net investment income to average net assets would have been 0.02%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$22.77	$19.09	$17.43	$26.63	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	(0.04)	0.04	0.05	0.13 (b)
Net realized and unrealized gain (loss)	2.36	3.75	1.81	(1.97)	7.75
Total from Investment Operations	2.41	3.71	1.85	(1.92)	7.88
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.03)	(0.03)	(0.13)
Net realized capital gains	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	—	(0.03)	(0.19)	(7.28)	(1.39)
Net asset value, end of the period	$25.18	$22.77	$19.09	$17.43	$26.63
Total return(c)	10.58%	19.44%	10.81%	(10.31)%	41.81%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$530,977	$698,572	$585,568	$392,076	$226,305
Net expenses(d)	0.85%	0.85%	0.85%	0.84%(e)	0.85%(f)(g)
Gross expenses	0.86%	0.88%	0.90%	0.88%	0.89%
Net investment income (loss)	0.24%	(0.19)%	0.20%	0.26%	0.56%(b)
Portfolio turnover rate	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been less than $(0.01), total return would have been 41.17% and the ratio of net investment loss to average net assets would have been less than (0.01)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes additional voluntary waiver of advisory fee of 0.01%.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
25 |

Notes to Financial Statements
November 30, 2025
1.Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Global Growth Fund (“Global Growth Fund”)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (“Senior Floating Rate and Fixed Income Fund”)
Vaughan Nelson Select Fund (“Select Fund”)
Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, overtime, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
| 26

Notes to Financial Statements (continued)
November 30, 2025
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
27 |

Notes to Financial Statements (continued)
November 30, 2025
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the
| 28

Notes to Financial Statements (continued)
November 30, 2025
Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
g. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of November 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
h. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, corporate actions, defaulted and/or non-income producing securities, paydown gains and losses, capital gain distribution received and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments, premium amortization, corporate actions, dividends payable, capital gain distribution received, grantor trust adjustment, defaulted and/or non-income producing securities and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
29 |

Notes to Financial Statements (continued)
November 30, 2025
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended November 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$ —	$ —	$ —	$ —	$ —	$ —
Senior Floating Rate and Fixed Income Fund	55,367,507	—	55,367,507	71,622,190	—	71,622,190
Select Fund	—	—	—	844,394	—	844,394
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Undistributed ordinary income	$ —	$351,530	$439,120
Undistributed long-term capital gains	398,849	—	46,731,008
Total undistributed earnings	398,849	351,530	47,170,128
Capital loss carryforward:
Short-term:
No expiration date	—	(139,154,815)	—
Long-term:
No expiration date	—	(516,846,216)	—
Total capital loss carryforward	—	(656,001,031)	—
Late-year ordinary and post-October capital loss deferrals*	(385,264)	—	—
Unrealized appreciation (depreciation)	52,722,137	(35,734,839)	186,738,039
Total accumulated earnings (losses)	$52,735,722	$(691,384,340)	$233,908,167

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Growth
Fund is deferring net operating losses.

As of November 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$79,040,873	$615,977,311	$372,008,297
Gross tax appreciation	$55,207,647	$1,979,834	$187,866,061
Gross tax depreciation	(2,500,365)	(37,714,752)	(1,128,022)
Net tax appreciation (depreciation)	$52,707,282	$(35,734,918)	$186,738,039
The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to foreign currency mark-to-market.
| 30

Notes to Financial Statements (continued)
November 30, 2025
i. Senior Loans. Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.
j. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of November 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
k. Unfunded Loan Commitments. Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.
As of November 30, 2025, the Fund had unfunded loan commitments reflected on the Statements of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:
Borrower	Type	Principal Amount
Hanger, Inc.	2024 Delayed Draw Term Loan	$317,680
June Purchaser LLC	Delayed Draw Term Loan	467,429
Archkey Solutions LLC	2024 Delayed Draw Term Loan B	752,392
Raven Acquisition Holdings LLC	Delayed Draw Term Loan	257,708
GrafTech Finance, Inc.	2024 Delayed Draw Term Loan	581,818
Trio Bidco, Inc.	2025 Delayed Draw Term Loan	563,143
		$2,940,170
Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statements of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.
l. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
m. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance
31 |

Notes to Financial Statements (continued)
November 30, 2025
income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of November 30, 2025, at value:
Global Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$6,552,041	$4,563,189	$ —	$11,115,230
Denmark	—	2,098,639	—	2,098,639
France	—	2,075,790	—	2,075,790
Japan	—	1,962,396	—	1,962,396
Netherlands	1,444,505	3,848,410	—	5,292,915
United Kingdom	—	1,228,658	—	1,228,658
United States	79,987,580	9,220,521	—	89,208,101
All Other Common Stocks(a)	18,261,639	—	—	18,261,639
Total Common Stocks	106,245,765	24,997,603	—	131,243,368
Short-Term Investments	—	504,787	—	504,787
Total Investments	$106,245,765	$25,502,390	$—	$131,748,155

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 32

Notes to Financial Statements (continued)
November 30, 2025

Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Technology	$ —	$83,417,161	$401,618	$83,818,779
All Other Senior Loans(a)	—	409,607,710	—	409,607,710
Total Senior Loans	—	493,024,871	401,618	493,426,489
Collateralized Loan Obligations	—	27,034,992	—	27,034,992
Bonds and Notes(a)	—	23,949,714	—	23,949,714
Exchange-Traded Funds	9,089,426	—	—	9,089,426
Common Stocks
Capital Markets	—	72,673	—	72,673
Oil, Gas & Consumable Fuels	238	—	5,691	5,929
Specialty Retail	—	2,354	—	2,354
Textiles, Apparel & Luxury Goods	—	124,186	—	124,186
Total Common Stocks	238	199,213	5,691	205,142
Warrants	—	553	—	553
Short-Term Investments	—	26,536,077	—	26,536,077
Total Investments	9,089,664	570,745,420	407,309	580,242,393
Forward Foreign Currency Contracts (unrealized appreciation)	—	12,005	—	12,005
Total	$9,089,664	$570,757,425	$407,309	$580,254,398

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(23,159)	$ —	$(23,159)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$542,476,332	$ —	$ —	$542,476,332
Short-Term Investments	—	16,270,004	—	16,270,004
Total Investments	$542,476,332	$16,270,004	$—	$558,746,336

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
33 |

Notes to Financial Statements (continued)
November 30, 2025
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2024 and/or November 30, 2025:
Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at November 30, 2025
Senior Loans
Technology	$401,618	$10,723	$ —	$(10,723)	$ —	$ —	$ —	$ —	$401,618	$(10,723)
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—
Total	$407,309	$10,723	$ —	$(10,723)	$ —	$ —	$ —	$ —	$407,309	$(10,723)
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Senior Floating Rate and Fixed Income Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended November 30, 2025, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the year ended November 30, 2025, Senior Floating Rate and Fixed Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended November 30, 2025, Senior Floating Rate and Fixed Income Fund used futures contracts to hedge against changes in interest rates and manage duration.
The following is a summary of derivative instruments for Senior Floating Rate and Fixed Income Fund as of November 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$12,005
| 34

Notes to Financial Statements (continued)
November 30, 2025

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(23,159)
Transactions in derivative instruments for Senior Floating Rate and Fixed Income Fund during the year ended November 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$20,385	$ —
Foreign exchange contracts	7,235	—	—
Credit contracts	—	—	1,388,943
Total	$7,235	$20,385	$1,388,943

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(11,154)
As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended November 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Swap agreements
Senior Floating Rate and Fixed Income Fund	$734,293	$2,369,396	$3,261,538
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
35 |

Notes to Financial Statements (continued)
November 30, 2025
As of November 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Senior Floating Rate and Fixed Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Goldman Sachs Bank USA	$12,005	$(12,005)	$ —	$ —	$ —

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Goldman Sachs Bank USA	$(23,159)	$12,005	$(11,154)	$ —	$(11,154)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended November 30, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
Fund	Purchases	Sales
Global Growth Fund	$19,407,165	$14,129,530
Senior Floating Rate and Fixed Income Fund	873,455,661	1,113,707,795
Select Fund	379,660,537	662,406,984
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC ("Natixis"), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%
| 36

Notes to Financial Statements (continued)
November 30, 2025
Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.66%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Prior to July 1, 2025, Select Fund paid a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.
Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.4425%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.
Prior to July 1, 2025, Select Fund paid a subadvisory fee at the annual rate of 0.47% of the Fund’s average daily net assets, calculated daily and payable monthly.
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended November 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	0.98%	1.73%	0.68%	0.73%
Select Fund	1.10%	1.85%	0.80%	0.85%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended November 30, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Growth Fund	$924,983	$155,282	$769,701	0.75%	0.62%
Senior Floating Rate and Fixed Income Fund	4,193,552	524,409	3,669,143	0.60%	0.52%
Select Fund	4,126,371	—	4,126,371	0.68%	0.68%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2026.
For the year ended November 30, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Select Fund	$2,725	$862	$ —	$75,653	$79,240
37 |

Notes to Financial Statements (continued)
November 30, 2025
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended November 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$23,031	$2,642	$7,926
Senior Floating Rate and Fixed Income Fund	383,569	54,420	163,261
Select Fund	55,142	17,817	53,449
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended November 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Global Growth Fund	$52,880
Senior Floating Rate and Fixed Income Fund	300,297
Select Fund	258,810
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
| 38

Notes to Financial Statements (continued)
November 30, 2025
For the year ended November 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Growth Fund	$81,451
Senior Floating Rate and Fixed Income Fund	551,113
Select Fund	437,414
As of November 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$462
Senior Floating Rate and Fixed Income Fund	23,865
Select Fund	3,445
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended November 30, 2025 were as follows:
Fund	Commissions
Global Growth Fund	$1,079
Senior Floating Rate and Fixed Income Fund	5,691
Select Fund	1,081
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
39 |

Notes to Financial Statements (continued)
November 30, 2025
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
g. Affiliated Ownership. As of November 30, 2025, Natixis and affiliates (“Natixis”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
	Natixis	Retirement Plan
Global Growth Fund	13.76%	— %
Senior Floating Rate and Fixed Income Fund	— %	1.20%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through March 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended November 30, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Growth Fund	$1,257
Senior Floating Rate and Fixed Income Fund	1,033
Select Fund	1,188
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended November 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$7,619	$869	$1,257	$79,297
Senior Floating Rate and Fixed Income Fund	129,223	18,326	1,033	438,210
Select Fund	16,946	5,471	1,188	438,455
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended November 30, 2025, Senior Floating Rate and Fixed Income Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $12,546,667 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $28,387.
10.Risk. Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/ counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
| 40

Notes to Financial Statements (continued)
November 30, 2025
Global Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.
Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of November 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Growth Fund	—	—	13.76%	13.76%
Select Fund	2	13.12%	—	13.12%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
41 |

Notes to Financial Statements (continued)
November 30, 2025
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended November 30, 2025		Year Ended November 30, 2024
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	65,723	$1,477,819	209,190	$3,770,747
Redeemed	(81,238)	(1,656,071)	(29,340)	(518,282)
Net change	(15,515)	$(178,252)	179,850	$3,252,465
Class C
Issued from the sale of shares	12,718	$256,400	10,470	$171,904
Redeemed	(16,401)	(340,733)	(14,658)	(245,493)
Net change	(3,683)	$(84,333)	(4,188)	$(73,589)
Class N
Issued from the sale of shares	22	$470	31	$517
Redeemed	(22)	(489)	(96)	(1,648)
Net change	—	$(19)	(65)	$(1,131)
Class Y
Issued from the sale of shares	1,133,432	$24,494,697	544,932	$10,032,137
Redeemed	(837,987)	(19,777,936)	(1,452,511)	(26,508,901)
Net change	295,445	$4,716,761	(907,579)	$(16,476,764)
Increase (decrease) from capital share transactions	276,247	$4,454,157	(731,982)	$(13,299,019)
| 42

Notes to Financial Statements (continued)
November 30, 2025
12.Capital Shares (continued).

	Year Ended November 30, 2025		Year Ended November 30, 2024
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,208,865	$34,420,108	3,546,429	$29,229,317
Issued in connection with the reinvestment of distributions	1,128,398	9,157,614	1,246,666	10,275,418
Redeemed	(6,060,732)	(49,116,410)	(5,164,154)	(42,552,158)
Net change	(723,469)	$(5,538,688)	(371,059)	$(3,047,423)
Class C
Issued from the sale of shares	139,106	$1,128,105	393,094	$3,234,373
Issued in connection with the reinvestment of distributions	158,180	1,280,458	292,552	2,403,524
Redeemed	(1,636,199)	(13,256,445)	(2,215,130)	(18,195,882)
Net change	(1,338,913)	$(10,847,882)	(1,529,484)	$(12,557,985)
Class N
Issued from the sale of shares	—	$ —	24,345	$200,000
Issued in connection with the reinvestment of distributions	24,836	201,441	25,241	207,927
Redeemed	(1,365)	(11,089)	(61,171)	(505,860)
Net change	23,471	$190,352	(11,585)	$(97,933)
Class Y
Issued from the sale of shares	20,312,875	$165,919,884	35,670,343	$293,948,685
Issued in connection with the reinvestment of distributions	4,039,070	32,846,674	5,209,179	42,992,817
Redeemed	(51,801,451)	(417,242,779)	(52,775,515)	(435,722,892)
Net change	(27,449,506)	$(218,476,221)	(11,895,993)	$(98,781,390)
Decrease from capital share transactions	(29,488,417)	$(234,672,439)	(13,808,121)	$(114,484,731)
43 |

Notes to Financial Statements (continued)
November 30, 2025
12.Capital Shares (continued).

	Year Ended November 30, 2025		Year Ended November 30, 2024
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	131,847	$2,930,391	438,676	$9,100,780
Redeemed	(591,667)	(13,138,577)	(740,834)	(15,572,218)
Net change	(459,820)	$(10,208,186)	(302,158)	$(6,471,438)
Class C
Issued from the sale of shares	3,758	$70,778	76,653	$1,398,047
Redeemed	(146,821)	(2,926,531)	(291,292)	(5,396,867)
Net change	(143,063)	$(2,855,753)	(214,639)	$(3,998,820)
Class N
Issued from the sale of shares	3,123	$72,608	2,297,072	$50,070,259
Issued in connection with the reinvestment of distributions	—	—	28	558
Redeemed	(2,281,919)	(51,399,242)	(17,592)	(388,608)
Net change	(2,278,796)	$(51,326,634)	2,279,508	$49,682,209
Class Y
Issued from the sale of shares	3,567,858	$80,563,910	10,693,513	$224,786,218
Issued in connection with the reinvestment of distributions	—	—	30,800	611,381
Redeemed	(13,168,478)	(294,092,310)	(10,710,092)	(228,414,490)
Net change	(9,600,620)	$(213,528,400)	14,221	$(3,016,891)
Increase (decrease) from capital share transactions	(12,482,299)	$(277,918,973)	1,776,932	$36,195,060
| 44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust II and Shareholders of Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund (three of the funds constituting Natixis Funds Trust II, hereafter collectively referred to as the "Funds") as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
January 21, 2026
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
45 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Qualified Dividend Income. For the fiscal year ended November 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Select Fund
Section 163(j) Interest Dividends. For the fiscal year ended November 30, 2025, the Fund below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends.
Fund
Senior Floating Rate and Fixed Income Fund
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 1/31/27
LSAR58A-1125
This page is not part of the financial statements and other important information

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	January 21, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	January 21, 2026